Goldman Sachs Trust
Financial Square Funds

+ Prime Obligations Fund

+ Money Market Fund

+ Treasury Obligations Fund

+ Treasury Instruments Fund

+ Government Fund

+ Federal Fund

+ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2002

Goldman Sachs Trust
Financial Square Funds

Taxable Funds

Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Services, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.

Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

Statement of Investments

Financial Square Prime Obligations Fund
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—24.8%
Asset Backed
Asset Portfolio Funding Corp.
$71,249,000	1.80%	08/13/2002	$71,095,815
49,752,000	1.84	08/20/2002	49,624,856
87,587,000	1.81	09/10/2002	87,274,339
44,877,000	2.25	09/20/2002	44,649,810
Citibank Credit Card Issuance Trust
50,000,000	1.81	07/18/2002	49,957,264
25,000,000	1.80	07/23/2002	24,972,500
100,000,000	1.82	08/06/2002	99,818,000
100,000,000	1.82	08/07/2002	99,812,945
100,000,000	1.82	09/05/2002	99,666,333
100,000,000	1.80	09/06/2002	99,665,000
Corporate Receivables Corp.
130,000,000	1.86	07/12/2002	129,926,117
100,000,000	1.82	08/07/2002	99,812,944
145,000,000	1.80	09/05/2002	144,521,500
CXC, Inc.
50,000,000	1.86	07/15/2002	49,963,833
100,000,000	1.82	08/08/2002	99,807,889
150,000,000	1.80	09/09/2002	149,475,000
50,000,000	1.87	09/10/2002	49,815,597
50,000,000	2.13	09/12/2002	49,784,042
Delaware Funding Corp.
100,324,000	1.79	07/23/2002	100,214,257
Edison Asset Securitization Corp.
200,000,000	1.87	07/01/2002	200,000,000
200,000,000	1.80	09/03/2002	199,360,000
130,000,000	1.80	09/12/2002	129,525,500
38,992,000	1.94	11/12/2002	38,710,434
150,000,000	1.99	11/18/2002	148,839,167
Enterprise Funding Corp.
100,000,000	1.79	07/17/2002	99,920,444
Falcon Asset Securitization Corp.
35,313,000	1.80	07/10/2002	35,297,109
230,000,000	1.79	07/18/2002	229,805,586
47,000,000	1.80	09/03/2002	46,849,600
75,445,000	1.81	10/03/2002	75,088,439
FCAR Owner Trust Series I
100,000,000	1.92	07/09/2002	99,957,334
100,000,000	1.81	08/12/2002	99,788,833
30,000,000	1.80	08/20/2002	29,925,000
Forrestal Funding Master Trust
50,171,000	1.80	07/29/2002	50,100,761
Fountain Square Commerce Funding
35,515,000	1.83	07/31/2002	35,460,840
Independence Funding LLC
100,000,000	1.99	08/02/2002	99,823,111
265,000,000	1.90	09/16/2002	263,923,069
Intrepid Funding Trust
86,203,000	1.85	07/02/2002	86,198,570
97,492,000	1.90	07/10/2002	97,445,691
89,623,000	1.82	08/21/2002	89,391,922
Jupiter Securitization Corp.
82,000,000	1.79	07/18/2002	81,930,687
Kittyhawk Funding Corp.
35,340,000	1.92	07/24/2002	35,296,650
154,007,000	1.79	09/30/2002	153,310,161
Park Avenue Receivables Corp.
101,322,000	1.79	07/23/2002	101,211,165
127,774,000	1.80	09/25/2002	127,224,572
Stellar Funding Group, Inc.
66,800,000	1.80	07/10/2002	66,769,940
22,449,000	2.03	10/25/2002	22,302,158
34,560,000	2.03	10/30/2002	34,324,195
34,072,000	2.34	01/13/2003	33,637,923
Three Pillars Funding Corp.
83,516,000	1.80	07/18/2002	83,445,011
Three Rivers Funding Corp.
189,011,000	1.79	07/22/2002	188,813,641
Variable Funding Capital Corp.
100,000,000	1.79	07/19/2002	99,910,500
100,000,000	1.80	09/04/2002	99,675,000
Business Credit Institutions
General Electric Capital Corp.
200,000,000	1.92	07/29/2002	199,701,333
100,000,000	1.80	08/20/2002	99,750,000
150,000,000	1.97	12/02/2002	148,735,917
Financial Services
General Electric Capital International Funding
50,000,000	1.93	07/29/2002	49,924,944
100,000,000	1.81	08/26/2002	99,718,445
Insurance Carriers
General Electric Financial Assurances Holdings
60,000,000	1.96	07/02/2002	59,996,733
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
300,000,000	2.00	07/01/2002	300,000,000
Morgan Stanley Dean Witter & Co.
200,000,000	1.81	08/21/2002	199,487,167

Total Commercial Paper and Corporate Obligations			$6,040,435,593

Bank and Medium-Term Notes—2.0%
Bank One, N.A.
$100,000,000	1.80%	08/23/2002	$100,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Bank and Medium-Term Notes (continued)
NationsBank Corp.
$20,000,000	2.12	%#	08/13/2002	$20,027,580
85,300,000	7.00		05/15/2003	88,418,668
U.S. Bank, N.A.
100,000,000	2.03		11/14/2002	99,996,299
70,000,000	2.52		05/14/2003	69,981,758
World Savings Bank, FSB
100,000,000	1.79		09/05/2002	99,998,093

Total Bank and Medium-Term Notes				$478,422,398

Bankers Acceptances—0.2%
Wachovia Bank N.A.
$44,000,000	2.10%		10/15/2002	$43,727,933

Total Bankers Acceptances				$43,727,933

Certificates of Deposit—7.5%
Bank of New York Co., Inc.
$75,000,000	2.57%		05/13/2003	$75,012,603
Chase Manhattan Bank, N.A.
300,000,000	1.87		07/12/2002	300,000,000
210,000,000	1.87		07/15/2002	210,005,301
275,000,000	1.86		07/17/2002	275,000,000
Citibank, N.A.
250,000,000	1.82		07/31/2002	250,000,000
260,000,000	1.80		08/28/2002	260,000,000
100,000,000	1.81		09/09/2002	100,000,000
M & I Marshall & Ilsley Bank
145,000,000	2.60		05/06/2003	145,012,125
65,000,000	2.63		05/16/2003	64,988,782
U.S. Bank, N.A.
140,000,000	2.51		06/02/2003	140,000,000

Total Certificates of Deposit				$1,820,018,811

U.S. Government Agency Obligations—18.0%
Federal Farm Credit Bank
$51,385,000	2.25%		01/02/2003	$51,379,955
Federal Home Loan Bank
88,125,000	6.88		07/18/2002	88,248,036
175,000,000	1.72	#	07/20/2002	174,966,860
175,000,000	1.76	#	08/19/2002	174,956,418
15,000,000	6.25		11/15/2002	15,236,297
124,415,000	2.45		12/17/2002	124,415,000
130,000,000	2.35		12/20/2002	129,990,049
85,000,000	3.00		04/25/2003	84,985,123
225,000,000	2.84		05/05/2003	224,982,276
200,000,000	2.90		05/05/2003	199,975,643
200,000,000	2.80		05/07/2003	199,995,843
36,480,000	7.25		05/15/2003	37,890,332
Federal Home Loan Mortgage Corp.
150,000,000	3.40		07/18/2002	149,759,167
164,052,000	2.01		10/10/2002	163,126,883
115,000,000	2.06		11/07/2002	114,151,108
190,000,000	2.13		12/05/2002	188,235,059
140,000,000	2.14		12/05/2002	138,693,411
100,000,000	2.24		01/02/2003	98,848,889
100,000,000	2.25		01/02/2003	98,843,750
45,000,000	2.48		04/24/2003	44,079,300
Federal National Mortgage Association
440,000,000	1.69	#	07/15/2002	439,723,162
395,000,000	1.78		08/07/2002	394,277,369
100,000,000	6.75		08/15/2002	100,354,884
235,000,000	3.21		08/23/2002	233,891,159
153,736,000	2.15		11/01/2002	152,606,681
95,000,000	2.15		11/29/2002	94,143,285
118,448,000	1.85		12/13/2002	117,443,659
Student Loan Marketing Association
195,000,000	3.95		07/01/2002	195,000,000
74,000,000	1.92		01/14/2003	73,222,506
50,000,000	2.70		04/25/2003	50,052,660
40,000,000	2.65		06/13/2003	39,991,792

Total U.S. Government Agency Obligations				$4,393,466,556

Variable Rate Obligations#—16.6%
BellSouth Telecommunications, Inc.
$200,000,000	1.91%		09/04/2002	$200,000,000
Ciesco L.P.
200,000,000	1.79		07/15/2002	200,000,000
Citigroup, Inc.
50,000,000	1.81		07/12/2002	50,000,000
Fleet National Bank
95,000,000	1.97		07/03/2002	95,028,379
50,000,000	2.04		09/06/2002	50,065,009
General Electric Capital Corp.
50,000,000	1.86		07/08/2002	50,010,504
155,000,000	1.87		07/09/2002	155,000,000
139,700,000	1.84		07/24/2002	139,740,733
J.P. Morgan Chase & Co.
18,000,000	1.95		07/08/2002	18,005,064
100,000,000	2.11		07/08/2002	100,003,848
55,000,000	1.95		07/11/2002	55,017,554
Jackson National Life Global Funding
100,000,000	1.89		07/22/2002	100,000,000
Merrill Lynch & Co., Inc.
100,000,000	1.99		07/08/2002	100,003,463
200,000,000	1.82		07/15/2002	200,000,000
35,000,000	2.06		08/01/2002	35,005,026

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
Monumental Life Insurance Co.†
$120,000,000	1.99%	07/01/2002	$120,000,000
55,000,000	2.01	07/01/2002	55,000,000
Morgan Stanley Dean Witter & Co.
605,000,000	2.08	07/01/2002	605,000,000
New York Life Insurance Co.†
25,000,000	1.87	07/22/2002	25,000,000
50,000,000	1.94	08/27/2002	50,000,000
225,000,000	1.93	09/30/2002	225,000,000
Pacific Mutual Life Insurance Co.†
50,000,000	1.87	07/01/2002	50,000,000
SBC Communications, Inc.
221,000,000	1.86	09/16/2002	221,000,000
SMM Trust
38,000,000	1.89	09/13/2002	38,000,000
SunAmerica Life Insurance Co.†
100,000,000	1.95	07/31/2002	100,000,000
Travelers Insurance Co.†
100,000,000	1.92	07/01/2002	100,000,000
100,000,000	1.96	09/12/2002	100,000,000
U.S. Bank, N.A.
100,000,000	1.76	07/30/2002	99,969,369
Wells Fargo & Co.
375,000,000	1.79	07/05/2002	375,000,000
225,000,000	1.78	07/15/2002	224,976,218
39,000,000	1.79	07/15/2002	38,996,146
55,000,000	1.99	08/06/2002	55,028,975

Total Variable Rate Obligations			$4,030,850,288

Time Deposit—1.0%
Keybank, N.A.
$250,000,000	1.69%	07/01/2002	$250,000,000

Total Time Deposit			$250,000,000

Total Investments before Repurchase Agreements			$17,056,921,579

Repurchase Agreements^*—29.9%
Goldman, Sachs & Co.
$500,000,000	1.98%	07/01/2002	$500,000,000
Maturity Value: $500,082,500
Joint Repurchase Agreement Account I
534,500,000	1.89	07/01/2002	534,500,000
Joint Repurchase Agreement Account II
6,200,000,000	1.96	07/01/2002	6,200,000,000
Salomon Smith Barney, Inc.
25,000,000	1.86	07/01/2002	25,000,000
Maturity Value: $25,003,875
UBS Warburg LLC
17,000,000	1.85	07/01/2002	17,000,000
Maturity Value: $17,002,621

Total Repurchase Agreements			$7,276,500,000

Total Investments			$24,333,421,579

#	Variable rate security index is based on either federal funds, LIBOR or Prime lending rate.
^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—29.1%
Asset Backed
Asset Portfolio Funding Corp.
$100,000,000	1.80%	09/20/2002	$99,595,000
Atlantis One Funding Corp.
73,999,000	1.96	07/01/2002	73,999,000
103,213,000	1.88	07/16/2002	103,132,150
CXC, Inc.
100,000,000	1.80	09/09/2002	99,650,000
100,000,000	2.13	09/12/2002	99,568,083
Edison Asset Securitization Corp.
100,000,000	1.87	07/11/2002	99,948,056
150,000,000	1.80	09/04/2002	149,512,500
Falcon Asset Securitization Corp.
125,000,000	1.80	09/16/2002	124,518,750
FCAR Owner Trust Series I
100,000,000	1.80	09/20/2002	99,595,000
Fountain Square Commerce Funding
100,000,000	1.80	09/18/2002	99,605,000
Gemini Securitization Corp.
100,000,000	1.79	07/03/2002	99,990,055
50,000,000	1.88	07/12/2002	49,971,278
Intrepid Funding Trust
40,821,000	1.86	07/08/2002	40,806,237
Jupiter Securitization Corp.
75,313,000	1.92	07/05/2002	75,296,933
50,000,000	1.79	07/18/2002	49,957,736
78,797,000	1.79	07/22/2002	78,714,723
70,000,000	1.80	07/25/2002	69,916,000
Nieuw Amsterdam Receivables Corp.
31,000,000	1.84	07/16/2002	30,976,234
100,000,000	1.82	08/02/2002	99,838,222
20,700,000	2.00	10/28/2002	20,563,150
Thunder Bay Funding, Inc.
84,129,000	1.80	07/19/2002	84,053,284
50,226,000	1.80	09/13/2002	50,040,164
50,237,000	1.80	09/17/2002	50,041,075
Tulip Funding Corp.
84,977,000	1.79	07/15/2002	84,917,847
166,698,000	1.83	07/23/2002	166,511,576
Variable Funding Capital Corp..
50,000,000	1.80	08/20/2002	49,875,347
Business Credit Institutions
General Electric Capital Corp..
100,000,000	1.80	08/20/2002	99,750,000
Commercial Banks
Bank of Ireland
125,000,000	1.85	07/11/2002	124,935,764
50,000,000	1.85	07/17/2002	49,958,889
Banque Et Caisse D’Epargne et de Credit
120,000,000	1.92	08/15/2002	119,712,000
Danske Bank A/ S
100,000,000	1.80	09/20/2002	99,595,000
DePfa Deutsche Pfandbriefbank AG
65,000,000	1.95	07/05/2002	64,985,917
Hamburgische Landesbank
100,000,000	1.80>	10/02/2002	99,535,000
Landesbank Schleswig-Holstein Girozentrale
45,000,000	1.83	07/25/2002	44,945,100
50,000,000	1.91	07/29/2002	49,925,722
49,000,000	2.39	11/20/2002	48,538,066
Repeat Offering Security Entity
50,000,000	1.82	07/29/2002	49,929,222
Societe General N. A.
100,000,000	1.80	09/30/2002	99,545,000
Communications
Telstra Corp. Ltd.
118,775,000	1.80	08/07/2002	118,555,266
Financial Services
General Electric Capital International Funding
100,000,000	1.80	09/17/2002	99,610,000
Oil & Gas Extraction
Shell Finance PLC
41,000,000	1.82	08/02/2002	40,933,671
90,000,000	1.82	08/13/2002	89,804,350
Security and Commodity Brokers, Dealers and Services
C.S. First Boston Corp.
50,000,000	1.86	07/15/2002	49,963,833
40,000,000	1.82	08/02/2002	39,935,289

Total Commercial Paper and Corporate Obligations			$3,540,751,489

Certificate of Deposit—0.8%
Citibank, N.A.
$100,000,000	1.80%	09/19/2002	$100,000,000

Total Certificate of Deposit			$100,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Bank and Medium-Term Notes-Eurodollar#—4.6%
AB Spintab Swedmortgage
$50,000,000	1.90%	09/04/2002	$50,001,503
45,000,000	1.87	09/24/2002	45,001,240
Abbey National Treasury Sevices PLC
20,000,000	1.98	07/16/2002	20,004,960
Alliance & Leicester PLC
38,500,000	2.08	07/29/2002	38,521,026
ANZ Banking Group Ltd.
50,000,000	2.01	07/08/2002	50,003,878
Bank of Scotland Treasury Services
25,000,000	1.90	08/15/2002	25,000,000
Commonwealth Bank of Australia Ltd.
100,000,000	1.90	09/06/2002	100,026,821
National Australia Bank Ltd.
85,000,000	1.95	08/15/2002	85,017,775
Statens Bostadsfinansier
30,000,000	2.03	07/03/2002	30,002,211
112,500,000	1.91	08/19/2002	112,523,906

Total Bank and Medium-Term Notes-Eurodollar			$556,103,320

Certificates of Deposit-Eurodollar—7.4%
Alliance & Leicester PLC
$75,000,000	1.85%	07/25/2002	$75,000,248
Barclays Bank PLC
50,000,000	1.69	07/16/2002	49,997,092
100,000,000	3.42	09/11/2002	100,003,867
100,000,000	1.82	10/16/2002	100,002,932
BNP Paribas S.A.
50,000,000	2.17	11/05/2002	49,963,344
Credit Agricole Indosuez
50,000,000	1.82	08/16/2002	49,999,965
Dresdner Bank AG
97,000,000	1.70	07/31/2002	96,989,535
Halifax PLC
75,000,000	2.01	11/27/2002	75,000,000
ING Bank N.V.
100,000,000	1.85	07/25/2002	100,000,000
100,000,000	1.88	08/26/2002	100,000,000
Royal Bank of Canada
100,000,000	1.85	07/31/2002	100,000,825

Total Certificates of Deposit-Eurodollar			$896,957,808

Certificates of Deposit-Yankeedollar—13.4%
Abbey National Treasury Sevices PLC
$45,000,000	1.67%	07/15/2002	$44,998,608
100,000,000	1.84	07/25/2002	100,000,000
50,000,000	3.09	04/23/2003	49,996,023
Bank of Scotland
79,000,000	1.84	09/30/2002	79,005,719
Canadian Imperial Bank of Commerce
50,000,000	4.06	07/12/2002	50,002,234
50,000,000	2.39	11/20/2002	49,974,038
100,000,000	2.86	05/07/2003	99,991,650
75,000,000	2.52	05/14/2003	74,909,970
Credit Agricole Indosuez
57,000,000	1.85	09/30/2002	57,002,743
70,000,000	2.48	06/05/2003	69,977,502
Merita Bank PLC
65,000,000	2.15	11/06/2002	65,000,000
25,000,000	2.20	11/18/2002	25,000,000
Rabobank Nederland
100,000,000	2.59	04/25/2003	99,967,749
75,000,000	3.06	04/25/2003	74,975,982
Royal Bank of Scotland PLC
50,000,000	3.87	07/29/2002	49,998,881
25,000,000	2.39	11/20/2002	24,992,784
The Toronto-Dominion Bank
75,000,000	2.55	11/26/2002	74,996,995
UBS AG
100,000,000	1.87	07/31/2002	100,000,000
95,000,000	1.88	07/31/2002	95,000,000
50,000,000	2.15	11/06/2002	50,000,000
50,000,000	2.17	11/18/2002	49,998,098
Westdeutsche Landesbank Girozentrale
45,000,000	1.89	07/08/2002	45,000,000
75,000,000	2.17	09/13/2002	75,000,000
75,000,000	2.03	11/13/2002	74,995,867
Westpac Banking Corp. Ltd.
50,000,000	2.70	04/15/2003	49,992,215

Total Certificates of Deposit-Yankeedollar			$1,630,777,058

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—3.6%
Federal Home Loan Bank
$100,000,000	1.72	%#	07/20/2002	$99,981,063
100,000,000	2.86		05/06/2003	100,000,000
Federal Home Loan Mortgage Corp.
100,000,000	3.40		07/18/2002	99,839,444
35,000,000	2.06		11/07/2002	34,741,642
Federal National Mortgage Association
100,000,000	1.69	#	07/15/2002	99,937,082

Total U.S. Government Agency Obligations				$434,499,231

Variable Rate Obligations#—25.8%
Abbey National Treasury Services PLC
$200,000,000	1.75%		07/29/2002	$199,918,349
ABN AMRO Bank N.A.
350,000,000	1.74		07/08/2002	349,919,913
Asset Securitization Corp.
96,000,000	1.79		07/11/2002	96,000,000
100,000,000	1.81		07/26/2002	100,000,000
Bank of Scotland
100,000,000	1.76		07/31/2002	99,961,797
Bayerische Hypo-Vereins
100,000,000	1.76		07/02/2002	99,987,260
Bayerische Landesbank Girozentrale
175,000,000	1.79		07/18/2002	175,000,000
175,000,000	1.76		07/24/2002	174,949,264
C.S. First Boston, Inc.
150,000,000	1.87		08/20/2002	150,000,000
Canadian Imperial Bank of Commerce
100,000,000	1.76		07/02/2002	99,985,986
Ciesco L.P.
100,000,000	1.79		07/12/2002	100,000,000
Citigroup, Inc.
100,000,000	1.81		07/12/2002	100,000,000
Credit Agricole Indosuez
125,000,000	1.76		07/02/2002	124,943,314
Danske Bank A/ S
125,000,000	1.77		07/23/2002	124,950,864
Deutsche Bank AG
200,000,000	1.76		07/02/2002	199,974,521
General Electric Capital Corp.
75,000,000	1.87		07/09/2002	75,000,000
Monumental Life Insurance Co.†
80,000,000	1.99		07/01/2002	80,000,000
Nationwide Building Society
80,000,000	1.84		07/15/2002	80,000,000
New York Life Insurance Co.†
25,000,000	1.87		07/22/2002	25,000,000
40,000,000	1.94		08/27/2002	40,000,000
100,000,000	1.93		09/30/2002	100,000,000
Nordea Bank Finland PLC
75,000,000	1.77		07/25/2002	74,970,390
SunAmerica Life Insurance Co.†
50,000,000	1.89		07/01/2002	50,000,000
Svenska Handelsbanken AB
125,000,000	1.76		07/29/2002	124,948,289
Wells Fargo & Co.
100,000,000	1.79		07/05/2002	100,000,000
Wells Fargo Bank, N.A.
100,000,000	1.78		07/22/2002	100,000,000
Westdeutsche Landesbank Girozentrale
100,000,000	1.78		07/31/2002	99,996,464

Total Variable Rate Obligations				$3,145,506,411

Time Deposits—6.6%

C.S. First Boston Corp.
$300,000,000	1.94%		07/01/2002	$300,000,000
Keybank, N.A.
50,000,000	1.69		07/01/2002	50,000,000
National Australia Bank Ltd.
200,000,000	1.91		07/01/2002	200,000,000
Southtrust Bank, N.A.
250,000,000	1.88		07/01/2002	250,000,000

Total Time Deposits				$800,000,000

Total Investments before Repurchase Agreements				$11,104,595,317

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Repurchase Agreements^*—9.3%
Goldman, Sachs & Co.
$50,000,000	1.89%	07/01/2002	$50,000,000
Maturity Value: $50,007,875
Joint Repurchase Agreement Account I
236,200,000	1.89	07/01/2002	236,200,000
Joint Repurchase Agreement Account II
700,000,000	1.96	07/01/2002	700,000,000
Lehman Brothers Holdings, Inc.
96,100,000	1.85	07/01/2002	96,100,000
Maturity Value: $96,114,815
UBS Warburg LLC
50,000,000	1.85	07/01/2002	50,000,000
Maturity Value: $50,007,708

Total Repurchase Agreements			$1,132,300,000

Total Investments			$12,236,895,317

>	Forward commitment.
#	Variable rate security index is based on either federal funds, LIBOR or Prime lending rate.
^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—27.3%
United States Treasury Bills
$145,000,000	1.74%	12/26/2002	$143,756,101
500,000,000	1.78	12/26/2002	495,611,806
United States Treasury Inflation Indexed Note (TIPS)
560,185,000	3.63	07/15/2002	561,740,308
United States Treasury Notes
30,000,000	6.25	07/31/2002	30,062,666
110,000,000	5.13	12/31/2002	111,633,573
65,000,000	5.50	01/31/2003	66,219,448
35,000,000	6.25	02/18/2003	35,847,045
10,000,000	4.00	04/30/2003	10,110,407
70,000,000	4.25	06/02/2003	71,396,605
50,000,000	5.50	06/02/2003	51,353,516

Total U.S. Treasury Obligations			$1,577,731,475

Total Investments before Repurchase Agreements			$1,577,731,475

Repurchase Agreements^*—72.5%
Bank of America Grand Cayman
$250,000,000	1.85%	07/01/2002	$250,000,000
Maturity Value: $250,038,542
Barclays Bank
250,000,000	1.87	07/01/2002	250,000,000
Maturity Value: $250,038,958
Bear Stearns Companies, Inc.
250,000,000	1.94	07/01/2002	250,000,000
Maturity Value: $250,040,417
C.S. First Boston Corp.
150,000,000	1.90	07/01/2002	150,000,000
Maturity Value: $150,023,750
100,000,000	1.82	07/31/2002	100,000,000
Maturity Value: $100,566,222
Dated: 04/10/02
Deutsche Bank
65,000,000	1.90	07/01/2002	65,000,000
Maturity Value: $65,010,292
200,000,000	1.78	07/03/2002	200,000,000
Maturity Value: $200,880,111
Dated: 04/05/02
Goldman, Sachs & Co.
300,000,000	1.89	07/01/2002	300,000,000
Maturity Value: $300,047,250
Greenwich Capital
250,000,000	1.93	07/01/2002	250,000,000
Maturity Value: $250,040,208
Joint Repurchase Agreement Account I
1,770,400,000	1.89	07/01/2002	1,770,400,000
Lehman Brothers Holdings, Inc.
50,000,000	1.85	07/01/2002	50,000,000
Maturity Value: $50,007,708
Salomon Smith Barney, Inc.
25,000,000	1.86	07/01/2002	25,000,000
Maturity Value: $25,003,875
Societe Generale
100,000,000	1.88	07/01/2002	100,000,000
Maturity Value: $100,015,667
UBS Warburg LLC
95,500,000	1.85	07/01/2002	95,500,000
Maturity Value: $95,514,723
175,000,000	1.79	07/05/2002	175,000,000
Maturity Value: $175,765,722
Dated: 04/08/02
150,000,000	1.86	07/31/2002	150,000,000
Maturity Value: $150,868,000
Dated: 04/10/02

Total Repurchase Agreements			$4,180,900,000

Total Investments			$5,758,631,475

^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—100.1%
United States Treasury Bills
$12,300,000	1.64%	07/05/2002	$12,297,759
8,900,000	1.65	07/05/2002	8,898,373
5,900,000	1.69	07/05/2002	5,898,892
43,800,000	1.70	07/05/2002	43,791,749
32,100,000	1.67	07/11/2002	32,085,109
150,000,000	1.72	07/11/2002	149,928,542
300,000,000	1.68	07/18/2002	299,762,000
25,700,000	1.66	07/25/2002	25,671,644
12,900,000	1.73	08/08/2002	12,876,443
24,800,000	1.72	08/15/2002	24,746,680
80,000,000	1.72	08/29/2002	79,774,489
150,000,000	1.69	09/05/2002	149,535,250
100,000,000	1.70	09/19/2002	99,623,333
140,000,000	1.74	12/26/2002	138,798,995

Total U.S. Treasury Obligations			$1,083,689,258

Total Investments			$1,083,689,258

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
June 30, 2002 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—56.0%
Federal Farm Credit Bank
$50,000,000	1.72	%#	09/06/2002	$49,993,630
Federal Home Loan Bank
50,000,000	1.78	#	07/01/2002	49,995,464
100,000,000	1.70	#	07/09/2002	99,997,604
70,000,000	1.81	#	07/18/2002	69,971,007
50,000,000	1.78	#	07/21/2002	49,977,931
30,000,000	1.74	#	08/14/2002	29,989,281
50,000,000	1.76	#	08/19/2002	49,987,548
50,000,000	1.73	#	09/04/2002	49,964,348
50,000,000	1.72	#	09/12/2002	49,963,800
30,000,000	1.72	#	09/17/2002	29,982,719
75,000,000	1.69	#	09/29/2002	74,949,159
40,000,000	2.45		10/18/2002	40,004,628
50,000,000	6.38		11/15/2002	50,789,765
35,000,000	2.35		12/20/2002	34,997,321
40,000,000	5.13		01/13/2003	40,588,523
40,000,000	2.84		05/05/2003	39,996,849
40,000,000	2.90		05/05/2003	39,995,129
20,000,000	2.80		05/07/2003	19,999,169
Federal Home Loan Mortgage Corp.
25,000,000	2.15		11/07/2002	24,807,396
50,000,000	2.14		12/05/2002	49,533,361
50,000,000	2.20		01/02/2003	49,434,722
25,000,000	2.24		01/02/2003	24,712,222
Federal National Mortgage Association
100,000,000	1.78	#	07/01/2002	99,996,923
100,000,000	1.79	#	07/01/2002	99,993,714
70,000,000	1.80	#	07/01/2002	69,986,273
100,000,000	1.69	#	07/07/2002	99,984,008
128,000,000	1.69	#	07/15/2002	127,931,773
75,000,000	1.69	#	07/20/2002	74,986,051
150,000,000	1.70	#	07/23/2002	149,999,111
125,000,000	1.77	#	07/25/2002	124,988,368
100,000,000	1.70	#	07/26/2002	99,998,646
95,000,000	1.75	#	07/27/2002	94,973,171
75,000,000	1.72	#	07/29/2002	74,991,445
50,000,000	1.73	#	08/01/2002	49,962,199
50,000,000	1.74	#	08/02/2002	49,967,645
50,000,000	1.74	#	08/05/2002	49,967,336
42,850,000	6.38		10/15/2002	43,417,014
50,000,000	2.05		11/01/2002	49,649,792
75,282,000	2.37		11/15/2002	74,603,019
65,000,000	2.22		12/13/2002	64,338,625
Student Loan Marketing Association
75,000,000	1.93	#	07/02/2002	74,977,466
50,000,000	3.76		07/16/2002	49,999,868
22,500,000	2.70		04/25/2003	22,523,697
30,000,000	2.65		06/13/2003	29,993,844
6,800,000	2.25	>	07/02/2003	6,798,776
20,000,000	2.60		07/02/2003	20,014,677

Total U.S. Government Agency Obligations				$2,723,675,017

U.S. Treasury Obligation—5.8%
United States Treasury Inflation Indexed Note (TIPS)
$280,092,500	3.63		07/15/2002	$280,870,154

Total U.S. Treasury Obligation				$280,870,154

Total Investments before Repurchase Agreements				$3,004,545,171

Repurchase Agreements^*—38.2%
C.S. First Boston Corp.
$150,000,000	1.78%		07/18/2002	$150,000,000
Maturity Value: $150,363,417
Dated: 05/30/02
100,000,000	1.77		08/07/2002	100,000,000
Maturity Value: $100,216,333
Dated: 06/24/02
Goldman, Sachs & Co.
50,000,000	1.89		07/01/2002	50,000,000
Maturity Value: $50,007,875
Joint Repurchase Agreement Account I
140,200,000	1.89		07/01/2002	140,200,000
Joint Repurchase Agreement Account II
1,120,000,000	1.96		07/01/2002	1,120,000,000
Lehman Brothers Holdings, Inc.
70,700,000	1.85		07/01/2002	70,700,000
Maturity Value: $70,710,900
Merrill Lynch & Co., Inc.
25,000,000	1.70		07/01/2002	25,000,000
Maturity Value: $25,003,542
UBS Warburg LLC
50,000,000	1.85		07/01/2002	50,000,000
Maturity Value: $50,007,708
150,000,000	1.79		09/05/2002	150,000,000
Maturity Value: $150,671,250
Dated: 06/07/02

Total Repurchase Agreements				$1,855,900,000

Total Investments				$4,860,445,171

>	Forward commitment.
#	Variable rate security index is based on either U.S. Treasury Bill, federal funds, LIBOR or Prime lending rate.
^	At June 30, 2002, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 28, 2002.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
June 30, 2002 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.9%
Federal Farm Credit Bank
$573,100,000	1.70	%‡	07/01/2002	$573,100,000
132,400,000	1.70		07/01/2002	132,400,000
50,000,000	1.73	#	07/01/2002	49,995,699
70,000,000	1.75	#	07/01/2002	70,000,000
75,000,000	1.77	#	07/01/2002	74,964,877
50,000,000	1.70		07/02/2002	49,997,639
28,655,000	1.74		07/02/2002	28,653,619
150,000,000	1.69		07/03/2002	149,985,917
50,000,000	1.70		07/03/2002	49,995,278
135,000,000	1.69	#	07/06/2002	134,949,510
50,000,000	1.70		07/12/2002	49,974,028
20,000,000	1.75		07/12/2002	19,989,305
393,500,000	1.69	‡	07/15/2002	393,500,000
95,000,000	1.70	#	07/15/2002	94,997,667
75,000,000	1.72		07/15/2002	74,949,833
31,447,000	1.73		07/15/2002	31,425,843
75,000,000	1.69		07/16/2002	74,947,188
135,000,000	1.72		07/16/2002	134,903,250
40,000,000	1.69		07/18/2002	39,968,078
40,000,000	1.71		07/18/2002	39,967,700
100,000,000	1.68		07/19/2002	99,916,000
100,000,000	1.68		07/23/2002	99,897,333
20,000,000	1.73		07/24/2002	19,977,894
106,200,000	1.69		07/25/2002	106,080,348
75,500,000	1.72		07/25/2002	75,413,427
50,000,000	1.73		07/25/2002	49,942,333
100,000,000	1.67		07/26/2002	99,884,028
100,000,000	1.77	#	07/27/2002	99,981,639
100,000,000	1.70		07/30/2002	99,863,056
44,250,000	1.75		08/05/2002	44,174,714
27,809,000	1.91		08/16/2002	27,741,131
200,000,000	1.73		08/20/2002	199,519,444
50,000,000	1.75		08/22/2002	49,873,611
140,000,000	1.74	#	08/24/2002	139,941,152
36,935,000	3.45		09/04/2002	36,943,292
185,000,000	1.72	#	09/06/2002	184,976,429
110,000,000	1.72		09/06/2002	109,647,878
7,700,000	1.96		09/13/2002	7,668,978
27,149,000	1.74		09/25/2002	27,036,475
25,000,000	2.20		10/01/2002	25,000,000
150,000,000	1.75		10/09/2002	149,270,833
20,000,000	2.15		11/15/2002	19,836,361
60,000,000	2.22		11/15/2002	59,493,100
70,000,000	2.95		04/01/2003	69,990,541
Federal Home Loan Bank
150,000,000	1.72	#	07/01/2002	149,966,553
50,000,000	1.73	#	07/01/2002	49,993,397
250,000,000	1.78	#	07/01/2002	249,990,106
215,000,000	1.78	#	07/01/2002	214,974,054
49,965,000	1.87		07/01/2002	49,965,000
200,000,000	1.71	#	07/02/2002	199,906,151
330,000,000	1.69	#	07/03/2002	329,913,181
6,592,000	1.85		07/03/2002	6,591,323
150,000,000	1.83		07/05/2002	149,969,500
25,000,000	1.82		07/08/2002	24,991,153
115,000,000	1.70	#	07/09/2002	114,997,245
150,000,000	1.72	#	07/14/2002	149,960,044
7,625,000	1.74		07/17/2002	7,619,103
140,000,000	1.81	#	07/18/2002	139,942,014
70,000,000	6.88		07/18/2002	70,097,737
150,000,000	1.78	#	07/21/2002	149,933,794
175,000,000	1.69	#	07/23/2002	174,968,875
5,425,000	1.73		07/24/2002	5,418,997
275,000,000	1.72	#	07/26/2002	274,948,783
150,000,000	1.74	#	07/30/2002	149,995,262
170,000,000	1.76	#	07/30/2002	169,947,282
50,000,000	1.77		08/02/2002	49,921,333
72,425,000	3.50		08/06/2002	72,421,264
135,000,000	1.74	#	08/07/2002	134,872,487
150,000,000	1.77		08/07/2002	149,727,896
92,505,000	1.75		08/09/2002	92,329,626
13,700,000	1.77		08/09/2002	13,673,730
5,100,000	1.71		08/14/2002	5,089,372
50,000,000	1.74	#	08/14/2002	49,974,906
55,122,000	1.76		08/14/2002	55,003,426
250,000,000	1.76	#	08/19/2002	249,935,926
60,000,000	6.88		08/28/2002	60,447,665
100,000,000	1.73	#	09/04/2002	99,928,695
75,336,000	1.75		09/04/2002	75,098,639
41,250,000	1.75		09/04/2002	41,119,662
100,000,000	1.74		09/06/2002	99,677,097
100,000,000	1.75		09/09/2002	99,659,722
150,000,000	1.71	#	09/11/2002	149,977,694
56,742,000	1.72		09/11/2002	56,546,807
49,875,000	2.02		09/11/2002	49,673,505
250,000,000	1.71		09/13/2002	249,121,250
84,000,000	1.75		09/13/2002	83,697,833
89,500,000	2.04		09/13/2002	89,124,697
65,000,000	1.73	#	09/15/2002	64,969,424
130,000,000	1.72	#	09/17/2002	129,925,115
50,000,000	2.04		09/18/2002	49,776,716
45,000,000	2.05		09/18/2002	44,797,661
121,100,000	1.73		09/25/2002	120,599,521
96,500,000	1.74		09/25/2002	96,100,034
60,000,000	2.45		10/18/2002	60,006,942
30,170,000	2.13		11/06/2002	30,177,634
50,000,000	2.15		11/08/2002	49,611,806
100,000,000	2.45		12/17/2002	99,970,073
34,694,000	2.24		12/20/2002	34,322,697
85,000,000	2.35		12/20/2002	84,993,494
90,000,000	2.25		12/27/2002	89,997,259
55,900,000	5.13		01/13/2003	56,722,461

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$50,000,000	3.00%	04/25/2003	$49,991,249
65,000,000	2.84	05/05/2003	64,994,880
60,000,000	2.90	05/05/2003	59,992,693
Student Loan Marketing Association
43,428,000	1.85	07/01/2002	43,428,000
64,700,000	1.96	07/01/2002	64,700,000
35,000,000	3.95	07/01/2002	35,000,000
100,000,000	1.93 #	07/02/2002	99,969,954
75,000,000	1.75	07/25/2002	74,912,500
85,000,000	2.65	06/13/2003	84,982,557
53,485,000	2.60	07/02/2003	53,524,251
Tennesee Valley Authority
22,000,000	1.70	08/01/2002	21,967,795

Total U.S. Government Agency Obligations			$10,697,282,930

Total Investments			$10,697,282,930

#	Variable rate security index is based on either U.S. Treasury Bill, federal funds, LIBOR or Prime lending rate.
‡	Federal Farm Credit Banks Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—1.8%
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
$5,470,000	1.25%	07/05/2002	$5,470,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 C (A-1/VMIG1)
7,000,000	2.00	07/01/2002	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
8,600,000	1.80	07/01/2002	8,600,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
10,000,000	1.85	07/01/2002	10,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1996 A (A-1/VMIG1)
9,700,000	1.85	07/01/2002	9,700,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Series 1999 C (A-1/VMIG1)
11,700,000	1.85	07/01/2002	11,700,000
Gadsden IDA PCRB for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
3,900,000	1.95	07/01/2002	3,900,000
Jefferson County Sewer Revenue Capital Improvement Series 2002 A (FGIC) (JP Morgan Chase & Co. SPA) (A-1+/ VMIG1)
5,000,000	1.30	07/05/2002	5,000,000
Mobile City IDRB VRDN PCRB for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	1.48	07/05/2002	5,100,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
11,000,000	1.80	07/01/2002	11,000,000

			$77,470,000

Alaska—1.3%
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
$33,300,000	1.30%	07/03/2002	$33,300,000
Alaska State Housing Finance Corp. VRDN RB for Governmental Purposes Series 2001 A (MBIA) (A-1+)
24,600,000	1.25	07/05/2002	24,600,000

			$57,900,000

Arizona—1.3%
Arizona School District TANS COPS Series 2001 (SP-1+/MIG1)
$8,000,000	3.25%	07/31/2002	$8,004,540
Maricopa County VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 C Toronto Dominion Bank LOC) (A-1+/P-1)
19,800,000	1.85	07/01/2002	19,800,000
Mesa IDA VRDN RB for Discovery Health Systems Series 1999 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
30,635,000	1.33	07/03/2002	30,635,000

			$58,439,540

California—5.1%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Series 2001 B (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$5,800,000	1.10%	07/05/2002	$5,800,000
California Statewide Communities Development Authority TRANS Series 2002 B (SP-1+/MIG1)
68,000,000	3.00 >	06/30/2003	68,866,320
East Bay California Municipal Utility District Water Systems RB Refunding Subseries 2002 B (FSA) (Dexia Credit SPA) (A-1+/VMIG1)
8,200,000	1.13	07/03/2002	8,200,000
Fresno California RB VRDN for Trinity Health Credit Series 2000 C (A-1+/VMIG1)
31,010,000	1.15	07/05/2002	31,010,000
Glendale California COPS VRDN for Police Building Project (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
5,000,000	1.20	07/05/2002	5,000,000
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 A (FGIC-SPI) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Los Angeles California Wastewater Systems VRDN RB Refunding Subseries 2001 B (FGIC-SPI) (A-1+/VMIG1)
9,000,000	1.88	10/31/2002	9,000,000
Los Angeles County Housing Authority VRDN MF Hsg. Refunding RB for Malibu Meadows Project Series 1998 B (FNMA) (A-1+)
2,800,000	1.10	07/05/2002	2,800,000
Los Angeles County Pension Obligation VRDN RB Refunding Series 1996 B (AMBAC) (Credit Local de France SPA) (A-1+/VMIG1)
9,490,000	1.10	07/03/2002	9,490,000
Los Angeles County Schools Pooled Financing Program GO TRANS COPS Series 2001 A (FSA) (SP-1+)
5,000,000	3.50	07/01/2002	5,000,000
Los Angeles United School District 2001-2002 TRANS (SP-1+/MIG1)
8,080,000	4.00	07/23/2002	8,086,783
Metropolitan Water District Southern California Waterworks VRDN RB Series 1998 B (Bank of America SPA) (A-1+/VMIG1)
4,000,000	1.15	07/05/2002	4,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
16,000,000	1.18	07/03/2002	16,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
$10,700,000	1.18%	07/03/2002	$10,700,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
7,900,000	1.18	07/03/2002	7,900,000
Oakland Joint Powers Financing Authority Lease VRDN RB Series 1998 A2 (FSA) (A-1/VMIG1)
5,200,000	1.25	07/05/2002	5,200,000
Orange County Apartment Development VRDN RB for Seaside Meadow Series 1984 C (KBC Bank N.V LOC) (VMIG1)
11,000,000	1.15	07/05/2002	11,000,000
Southern California Public Power Authority VRDN RB Refunding for Palo Verde Project Series 1996 C (AMBAC) (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
6,670,000	1.10	07/03/2002	6,670,000

			$223,723,103

Colorado—1.8%
Colorado Health Facilities Authority VRDN RB for Sisters of Charity (JP Morgan Chase Bank SPA) (A-1+/VMIG1)
$22,500,000	1.25%	07/03/2002	$22,500,000
Colorado State General Fund RANS Series 2002 A (SP-1+)
30,000,000	3.00 >	06/27/2003	30,437,100
Northern Water Conservancy District COPS P-Float-PT 1395 (MBIA) (Merrill Lynch Capital Services SPA) (A-1+)
5,150,000	1.30	07/05/2002	5,150,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
12,200,000	1.25	07/03/2002	12,200,000
Regional Transportation District Sales Tax VRDN RB P-Float-PT 1413 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)
7,305,000	1.30	07/05/2002	7,305,000

			$77,592,100

Florida—7.1%
Broward County MF Hsg VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
$2,500,000	1.42%	07/05/2002	$2,500,000
Broward County MF Hsg VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.42	07/05/2002	9,600,000
Broward County MF Hsg VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (VMIG1)
6,000,000	1.42	07/05/2002	6,000,000
Escambia County VRDN PCRB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
20,300,000	1.85	07/01/2002	20,300,000
Florida Board of Education Eagle Tax Exempt Trust Series 20010901 (A-1+)
26,850,000	1.33	07/05/2002	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (A-1+)
1,500,000	1.33	07/05/2002	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (A-1+)
12,750,000	1.33	07/05/2002	12,750,000
Florida Local Government Financing Commission Pooled CP Notes Series A (First Union National Bank LOC) (A-1/P-1)
17,325,000	1.45	08/09/2002	17,325,000
6,600,000	1.65	10/01/2002	6,600,000
14,680,000	1.35	11/21/2002	14,680,000
15,383,000	1.45	11/22/2002	15,383,000
Jackson County VRDN PCRB RB for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	1.90	07/01/2002	1,930,000
Jacksonville County Electric Authority VRDN Subordinated Electric Systems Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,700,000	1.85	07/01/2002	13,700,000
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,700,000	1.85	07/01/2002	7,700,000
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2000 B (Landesbank Hessen-Thueringen Girozentrale SPA) (A-1+/VMIG1)
3,500,000	1.85	07/01/2002	3,500,000
Jacksonville County Electric Authority VRDN RB Subordinated Electric Systems Series 2001 B (Bank of America SPA) (A-1+/VMIG1)
7,700,000	1.85	07/01/2002	7,700,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project (First Union National Bank LOC) (A-1)
40,400,000	1.25	07/05/2002	40,400,000
Jacksonville Health Facilities CP for Mayo Foundation Series 2001 A (MIG1)
15,000,000	1.40	07/09/2002	15,000,000
Jacksonville Health Facilities CP for Mayo Foundation Series 2001 B (MIG1)
20,870,000	1.40	08/12/2002	20,870,000
Jea Variable Right Water & Sewer Series 2001 D (A-1/MIG1)
13,500,000	1.50	07/18/2002	13,500,000
15,000,000	1.45	10/09/2002	15,000,000
Orlando Florida Utilities Commission Water Revenue VRDN Series 2002 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
23,000,000	1.15 >	07/03/2002	23,000,000
Palm Beach County School Board COPS Floating Rate PA-658 Series 2000 A (A-1+)
7,870,000	1.30	07/05/2002	7,870,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Sunshine State Government Finance Commission CP Series F (A-1+/F-1+)
$10,000,000	1.45%	10/10/2002	$10,000,000

			$313,658,000

Georgia—12.1%
Albany Dougherty County Georgia Hospital VRDN RB for Phoebe Hospital Series 2002 (AMBAC) (Regions Bank SPA) (VMIG1)
$20,000,000	1.85%	07/01/2002	$20,000,000
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
1,900,000	1.85	07/01/2002	1,900,000
Appling County IDA VRDN PCRB for Georgia Power Co. Series 1997 (A-1/VMIG1)
14,200,000	1.80	07/01/2002	14,200,000
Atlanta Georgia TANS GO Series A (SP-1+/MIG1)
19,000,000	1.65	12/31/2002	19,000,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1996 (VMIG1)
2,100,000	1.80	07/01/2002	2,100,000
Bartow County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (A-1/VMIG1)
25,800,000	1.85	07/01/2002	25,800,000
Burke County IDA VRDN PCRB for Georgia Power Co. Third Series 1995 (VMIG1)
11,835,000	1.85	07/01/2002	11,835,000
Burke County IDA VRDN PCRB for Georgia Power Co. Eighth Series 1994 (A-1/VMIG1)
7,000,000	1.85	07/01/2002	7,000,000
Burke County IDA VRDN PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
22,300,000	1.85	07/01/2002	22,300,000
Burke County IDA VRDN PCRB for Georgia Power Co. First Series 1992 (VMIG1)
6,355,000	1.80	07/01/2002	6,355,000
Burke County IDA VRDN PCRB for Georgia Power Co. First Series 1997 (VMIG1)
11,500,000	1.80	07/01/2002	11,500,000
Burke County IDA VRDN PCRB for Georgia Power Co. Fourth Series 1995 (VMIG1)
4,300,000	1.80	07/01/2002	4,300,000
Burke County IDA VRDN PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
9,400,000	1.75	07/01/2002	9,400,000
Burke County IDA VRDN PCRB for Georgia Power Co. Series 1996 (VMIG1)
10,000,000	1.85	07/01/2002	10,000,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Credit Local de France SPA) (A-1+/VMIG1)
36,130,000	1.25	07/03/2002	36,130,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
8,330,000	1.80	07/01/2002	8,330,000
Dekalb County Hospital Authority Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,540,000	1.25	07/03/2002	3,540,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
12,000,000	1.25	07/03/2002	12,000,000
Effingham County IDA VRDN PCRB for Savannah Electric & Power Co. Series 1997 (A-1/VMIG1)
5,400,000	1.85	07/01/2002	5,400,000
Floyd County IDA VRDN PCRB for Georgia Power Co. Plant Hammond Series 1996 (A-1/VMIG1)
5,980,000	1.85	07/01/2002	5,980,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
19,380,000	1.20	07/03/2002	19,380,000
Heard County IDA VRDN PCRB for Georgia Power Plant Series 1997 (A-1/VMIG1)
19,700,000	1.80	07/01/2002	19,700,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series 2000 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
41,180,000	1.25	07/03/2002	41,180,000
Metropolitan Atlanta Rapid Transit Georgia Tax VRDN Series B (Bayerische Landesbank LOC) (A-1+/VMIG1)
35,350,000	1.20	07/03/2002	35,350,000
Monroe County IDA VRDN PCRB for Georgia Power Co. Plant First Series 1997 (A-1/VMIG1)
3,300,000	1.85	07/01/2002	3,300,000
Monroe County IDA VRDN PCRB for Georgia Power Co. Plant Series 1997 (A-1/VMIG1)
15,200,000	1.80	07/01/2002	15,200,000
Municipal Electric Authority of Georgia VRDN RB General Series 1985 C (Bayerische Landesbank Girozentrale LOC) (A-1+/VMIG1)
45,300,000	1.20	07/03/2002	45,300,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 B (FSA) (Dexia Bank SPA) (A-1+/VMIG1)
9,000,000	1.10	07/03/2002	9,000,000
Municipal Electric Authority of Georgia VRDN RB Project One Series 1994 D (FSA) (Dexia Credit Local SPA) (A-1/VMIG1)
12,800,000	1.20	07/03/2002	12,800,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Georgia (continued)
Municipal Electric Authority of Georgia VRDN RB Project One Sub-D (Dexia Credit Local SPA) (A-1/VMIG1)
$8,500,000	1.20%	07/03/2002	$8,500,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B (Landesbank Hessen Thueringen Girozentrale LOC) (A-1/VMIG1)
21,700,000	1.10	07/03/2002	21,700,000
Municipal Electric Authority RB VRDN Series 1994 E (FSA) (Dexia Credit Local de France SPA) (A-1/VMIG1)
15,000,000	1.15	07/03/2002	15,000,000
Private Colleges & University Facilities VRDN RB for Emory University Series 2000 B (A-1+/VMIG1)
25,000,000	1.10	07/03/2002	25,000,000
Putnam County IDA VRDN PCRB for Georgia Power Co. First Series 1996 (VMIG1)
15,900,000	1.80	07/01/2002	15,900,000
Putnam County IDA VRDN PCRB for Georgia Power Co. Series 1998 (A-1/VMIG1)
5,500,000	1.80	07/01/2002	5,500,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	1.85	07/01/2002	2,785,000

			$532,665,000

Hawaii—0.4%
Honolulu City & County GO VRDN Series 2000 A (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$16,300,000	1.20%	07/03/2002	$16,300,000

Illinois—7.3%
Chicago Illinois GO Tender Notes Series 2001 (Landesbank Hessen-Thueringen Girozentrale LOC) (A-1+/VMIG1)
$8,700,000	1.90%	10/31/2002	$8,700,000
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (A-1+)
8,910,000	1.33	07/05/2002	8,910,000
Chicago Illinois GO VRDN Series 2002 B (A-1+/VMIG1)
14,000,000	1.27	07/05/2002	14,000,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Series 2002 A (A-1+/VMIG1)
18,000,000	1.20	07/03/2002	18,000,000
Chicago Illinois Wastewater Transmission RB VRDN Merlots Series 2001 A125 (MBIA) (First Union National) (VMIG1)
4,000,000	1.37	07/03/2002	4,000,000
City of Chicago Board Of Education GO VRDN Series 2000 C (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
10,000,000	1.25	07/05/2002	10,000,000
City of Chicago Board Of Education GO VRDN Series 2000 D (FSA) (Dexia Public Finance Bank SPA) (A-1+/VMIG1)
12,500,000	1.25	07/05/2002	12,500,000
City of Chicago Illinois CP (A-1+/P-1)
6,325,000	1.50	10/10/2002	6,325,000
Cook County Illinois VRDN Series 2002 B (Landesbank Hessen-Thueringen Girozentrale SPA) (A-1+/VMIG1)
22,000,000	1.43	07/03/2002	22,000,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America N.A SPA) (VMIG1)
5,000,000	1.20	07/05/2002	5,000,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America N.A. SPA) (VMIG1)
18,500,000	1.20	07/05/2002	18,500,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America N.A SPA) (VMIG1)
5,400,000	1.20	07/05/2002	5,400,000
Illinois GO Eagle Tax-Exempt Trust VRDN Series 96C 1301 (A-1+)
5,000,000	1.33	07/05/2002	5,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1/VMIG1)
46,100,000	1.30	07/03/2002	46,100,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1/VMIG1)
41,725,000	1.30	07/03/2002	41,725,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank N.A SPA) (A-1+/VMIG1)
5,450,000	1.30	07/03/2002	5,450,000
Illinois State GO Eagle Tax-Exempt Trust VRDN Series 96C 1305 Class A COPS (FGIC) (A-1+/VMIG1)
14,850,000	1.33	07/05/2002	14,850,000
Illinois State Sales Tax Revenue Merlots Series 2001 A102 (A-1+)
7,950,000	1.37	07/03/2002	7,950,000
Illinois State Toll Highway Authority VRDN RB Series 1998 B (FSA) (Landesbank Hessen-Thueringen SPA) (VMIG1)
11,400,000	1.25	07/05/2002	11,400,000
Illinois State Toll Highway Priority VRDN Series 1993 B (MBIA) (Societe Generale LOC) (A-1+/VMIG1)
45,500,000	1.20	07/03/2002	45,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (A-1+)
10,205,000	1.33	07/05/2002	10,205,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1992 (P-1)
1,000,000	1.35	07/03/2002	1,000,000
Village of Sauget VRDN PCRB for Pharmacia Corp. Project Series 1993 (P-1)
1,900,000	1.35	07/03/2002	1,900,000

			$324,415,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Indiana—2.9%
Indiana Hospital Equipment Financing Authority VRDN Insured Series 1985 A (MBIA) (Bank One Trust Co. SPA) (A-1/VMIG1)
$66,675,000	1.25%	07/03/2002	$66,675,000
Indiana State Development Finance Authority VRDN PCRB Refunding ALCOA, Inc. Project (A-1/VMIG1)
9,000,000	1.37	07/03/2002	9,000,000
Indiana State Educational Facilities Authority VRDN RB for Depauw University Project (Northern Trust Co. SPA) (VMIG1)
6,500,000	1.85	07/01/2002	6,500,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (A-1+)
6,515,000	1.33	07/05/2002	6,515,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (A-1+)
14,800,000	1.33	07/05/2002	14,800,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (A-1+)
18,165,000	1.33	07/05/2002	18,165,000
Warrick County VRDN PCRB for ALCOA Project Series 1992 (A-1)
7,475,000	1.37	07/05/2002	7,475,000

			$129,130,000

Iowa—1.0%
Chillicothe City VRDN PCRB for Midamerican Energy Co./ Midwest Power Systems Series 1993 A (A-1/VMIG1)
$2,400,000	1.40%	07/03/2002	$2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Morgan Guaranty Trust SPA) (A-1+)
28,815,000	1.20	07/05/2002	28,815,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	1.25	07/05/2002	12,500,000

			$43,715,000

Kansas—0.3%
Kansas State Department of Transportation Highway VRDN RB Series 2000 B-2 (A-1+/VMIG1)
$6,300,000	2.00%	07/01/2002	$6,300,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (A-1+/VMIG1)
4,000,000	1.25	07/03/2002	4,000,000
Wyandotte County/Kansas City Unified Government GO Series 1998 (AMBAC) (AAA/Aaa)
3,725,000	5.00	09/03/2002	3,743,200

			$14,043,200

Kentucky—2.7%
Kentucky Association of Counties Advance Revenue/Cash Flow Borrowings TRANS (SP-1)
$39,000,000	3.00%>	06/30/2003	$39,504,660
Kentucky Development Finance Authority Hospital VRDN RB PT-625 (FGIC) (Banque Nationale Paris SPA) (A-1)
25,365,000	1.30	07/05/2002	25,365,000
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (VMIG1)
14,008,000	1.25	07/03/2002	14,008,000
Kentucky Interlocal School Transportation Association TRANS (SP-1+/MIG1)
36,700,000	3.00 >	06/30/2003	37,189,578
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (A-1+)
2,500,000	1.33	07/05/2002	2,500,000

			$118,567,238

Louisiana—2.9%
Delhi Louisiana IDRB Refunding for Tifton Aluminum Co. Project (A-1/VMIG1)
$7,000,000	1.37%	07/03/2002	$7,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A (Suntrust Bank Nashville LOC) (A-1+/VMIG1)
20,750,000	1.85	07/01/2002	20,750,000
New Orleans Aviation Board RB Refunding Series 1993 B (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
57,435,000	1.35	07/03/2002	57,435,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Credit Local de France SPA) (A-1+/VMIG1)
9,335,000	1.35	07/03/2002	9,335,000
Saint Charles Parish VRDN PCRB for Shell Oil Co. Project Series 1995 (A-1+/VMIG1)
14,100,000	1.85	07/01/2002	14,100,000
Saint James Parish Louisiana VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank Girozentrale LOC) (P-1)
8,300,000	1.20	07/03/2002	8,300,000
South Louisiana Commission Port VRDN RB for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (P-1)
11,800,000	1.20	07/03/2002	11,800,000

			$128,720,000

Maryland—0.2%
University of Maryland System Auxiliary Facility & Tuition P-Floats-PT 428 Series 1998 A (A-1+)
$4,930,000	1.30%	07/05/2002	$4,930,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Maryland (continued)
Washington Suburban Sanitation District VRDN BANS Series 2001 (Westdeutsche Landesbank LOC) (A-1+/VMIG1)
$4,000,000	1.25%	07/03/2002	$4,000,000

			$8,930,000

Massachusetts—2.6%
Massachusetts Bay Transport Authority GO VRDN (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$7,600,000	1.10%	07/03/2002	$7,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 BB (A-1+/VMIG1)
5,400,000	1.10	07/05/2002	5,400,000
Massachusetts State Water Resources Authority RB Refunding for Multi-Modal General Series 1999 B (Helaba Trust GmbH LOC) (A-1+/VMIG1)
7,400,000	1.15	07/03/2002	7,400,000
Massachusetts VRDN GO Series 1998 B (Toronto Dominion Bank SPA) (A-1+/VMIG1)
35,150,000	1.15	07/05/2002	35,150,000
Massachusetts Water Resources Authority RB Refunding for Multi-Modal General Series 1998 D (FGIC) (A-1+/VMIG1)
45,550,000	1.15	07/03/2002	45,550,000
Massachusetts Water Resources Authority Series 1999 (State Street Bank & Trust LOC) (A-1+/P-1)
15,000,000	1.45	10/09/2002	15,000,000

			$116,100,000

Michigan—3.3%
Detroit Sewage Disposal Revenue VRDN RB Second Lien Series 2001 E (FGIC) (A-1+/VMIG1)
$18,000,000	2.12%	10/03/2002	$18,000,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (A-1+)
8,000,000	1.33	07/05/2002	8,000,000
Michigan Municipal Bond Authority P-Floats-PT 396 Series 2000 (A-1+)
8,750,000	1.30	07/05/2002	8,750,000
Michigan Municipal Bond Authority RANS Series 2001 C-1 (SP-1+)
10,000,000	3.50	08/22/2002	10,012,773
Michigan Municipal Bond Authority RANS Series 2002 A (SP-1+)
12,300,000	2.25	08/21/2002	12,315,392
Michigan State Building Authority RB P-Floats-PT 398 Series 2000 (A-1+)
6,605,000	1.30	07/05/2002	6,605,000
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (A-1+/VMIG1)
42,225,000	1.25	07/05/2002	42,225,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (A-1+)
12,165,000	1.33	07/05/2002	12,165,000
Michigan State University VRDN RB General Series 2000 A (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.15	07/03/2002	5,000,000
State of Michigan (A-1+/VMIG1)
10,000,000	2.15	10/02/2002	10,000,000
University of Michigan VRDN RB (A-1+/VMIG1)
13,000,000	1.20	07/05/2002	13,000,000

			$146,073,165

Minnesota—0.6%
City of Rochester Mayo Foundation Series 2001 C (A-1+)
$5,650,000	1.45%	09/10/2002	$5,650,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (A-1+)
3,300,000	1.33	07/05/2002	3,300,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation/Mayo Medical Center Series 1992 A (A-1+)
2,800,000	1.50	07/12/2002	2,800,000
1,000,000	1.55	07/12/2002	1,000,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
14,410,000	1.25	07/03/2002	14,410,000

			$27,160,000

Mississippi—0.2%
Mississippi State GO Eagle Tax-Exempt Trust VRDN Series 20012402 Class A (A-1)
$11,000,000	1.33%	07/05/2002	$11,000,000

Missouri—0.7%
Missouri Environmental Improvement & Energy VRDN PCRB Refunding for Monsanto Co. Series 1993 (P-1)
$1,500,000	1.40%	07/03/2002	$1,500,000
Missouri Health & Educational Facility Authority RB for Washington University Series 1984 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
7,550,000	1.25	07/03/2002	7,550,000
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (Toronto Dominion Bank SPA) (A-1+/VMIG1)
20,000,000	1.25	07/05/2002	20,000,000

			$29,050,000

Nevada—0.7%
Clark County P-Floats PA 653 Series 2000 (FGIC) (A-1+)
$5,765,000	1.30%	07/05/2002	$5,765,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Nevada (continued)
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (A-1+)
$1,000,000	1.33%	07/05/2002	$1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 962803 Class A (FGIC) (A-1+)
8,345,000	1.33	07/05/2002	8,345,000
Las Vegas Valley Water Distribution CP Series A (A-1+)
6,300,000	1.50	07/11/2002	6,300,000
8,700,000	1.45	10/11/2002	8,700,000

			$30,110,000

New Mexico—0.6%
Albuquerque NM VRDN RB (MBIA) (Bank of America N.A. SPA) (A-1+/VMIG1)
$9,080,000	1.25%	07/03/2002	$9,080,000
New Mexico State Severance Tax P-Floats-PT 1428 (A-1+)
11,615,000	1.30	07/05/2002	11,615,000
University of New Mexico University RB VRDN Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
7,450,000	1.35	07/03/2002	7,450,000

			$28,145,000

New York—8.4%
Long Island Power Authority Electric System VRDN RB Subseries 1998 2A (Westdeutsche Landesbank LOC/State Street Bank & Trust Co. LOC) (A-1+/VMIG1)
$33,000,000	1.10%	07/03/2002	$33,000,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3A (Morgan Guaranty Trust LOC) (A1+/VMIG1)
5,000,000	1.13	07/03/2002	5,000,000
Metropolitan Transportation Authority Dedicated Tax Fund P-Floats-PT 656 Series 2000 A (FGIC) (A-1+)
2,625,000	1.19	07/05/2002	2,625,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (A-1+)
9,155,000	1.23	07/05/2002	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FSA) (A-1+)
14,290,000	1.23	07/05/2002	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (A-1+)
6,470,000	1.23	07/05/2002	6,470,000
New York City GO VRDN Series 1994 B Subseries B6 (MBIA) (Bank of Nova Scotia SPA) (A-1/VMIG1)
6,635,000	1.75	07/01/2002	6,635,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS (A-1+)
2,890,000	1.18	07/05/2002	2,890,000
New York City Transitional Finance Authority Series 2004 4 (SP-1+/MIG1)
30,000,000	2.50	02/26/2003	30,148,239
New York City Transitional Finance Authority BANS for City Recovery Series 2001 A (SP-1+/MIG1)
44,020,000	3.25	10/02/2002	44,155,646
New York City Transitional Finance Authority BANS Series 2001 3 (SP-1+)
39,500,000	2.75	11/13/2002	39,644,011
New York City Transitional Finance Authority VRDN Future Tax Secured Series 1999 A-2 (A-1+/VMIG1)
39,320,000	1.15	07/03/2002	39,320,000
New York City Transitional Finance Authority VRDN RB Future Tax Series 1998 A-2 (A-1+/VMIG1)
7,160,000	1.15	07/03/2002	7,160,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 96C 3204 COPS (A-1+)
9,300,000	1.18	07/05/2002	9,300,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
13,000,000	1.10	07/03/2002	13,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen Girozenrale LOC) (A-1+/VMIG1)
8,600,000	1.15	07/03/2002	8,600,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 F (Toronto Dominion Bank LOC) (A-1+/VMIG1)
3,100,000	1.10	07/03/2002	3,100,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 G (Bank of Nova Scotia LOC) (A-1/VMIG1)
5,650,000	1.10	07/03/2002	5,650,000
New York State Power Authority VRDN RB Subseries 2000 5 (A-1/VMIG1)
6,000,000	1.10	07/03/2002	6,000,000
New York State Power Authority VRDN RB Subseries 2000 1 (VMIG1)
34,900,000	1.10	07/03/2002	34,900,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 1999 C (AMBAC) (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
13,315,000	1.10	07/05/2002	13,315,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (State Street Bank & Trust SPA) (A-1+/VMIG1)
8,400,000	1.10	07/03/2002	8,400,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
20,600,000	1.10	07/03/2002	20,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2000 D (FSA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
$8,000,000	1.10%	07/03/2002	$8,000,000

			$371,357,896

North Carolina—2.6%
City of Greensboro COPS VRDN for Municipal Property Acquisition Project Series 1998 (Wachovia Bank of NC SPA) (A-1/VMIG1)
$3,500,000	1.25%	07/05/2002	$3,500,000
North Carolina Health Care Facilities VRDN RB Wakemed Project Series 1999 (Wachovia Bank, N.A. LOC) (A-1)
20,505,000	1.25	07/05/2002	20,505,000
North Carolina Medical Care Commission Hospital VRDN RB for Duke University Hospital Series 1985 B (Wachovia Bank N.A. SPA) (A-1/VMIG1)
19,600,000	1.20	07/05/2002	19,600,000
North Carolina Medical Care Commission VRDN RB for Baptist Hospitals Project Series 2000 (Wachovia Bank N.A SPA) (A-1/VMIG1)
41,400,000	1.29	07/03/2002	41,400,000
North Carolina State GO VRDN Series 2002 E (Landesbank Hessen-Thueringen SPA) (A-1+/MIG1)
10,200,000	1.15	07/03/2002	10,200,000
North Carolina State GO VRDN Series 2002 G (Landesbank Hessen-Thueringen SPA) (A-1+/MIG1)
12,000,000	1.25	07/03/2002	12,000,000
Wilmington North Carolina GO VRDN (First Union National SPA) (A-1/VMIG1)
6,625,000	1.25	07/03/2002	6,625,000

			$113,830,000

Ohio—1.9%
Cuyahoga County Hospital VRDN RB for University Hospitals Health Systems, Inc. Series 1999 C (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$6,400,000	1.30%	07/05/2002	$6,400,000
Franklin County RB VRDN for Trinity Health Credit Series 2000 F (A-1+/VMIG1)
42,900,000	1.25	07/05/2002	42,900,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (C.S First Boston SPA) (A-1+/VMIG1)
24,753,000	1.25	07/03/2002	24,753,000
Hamilton County Hospital Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 F (MBIA) (C.S First Boston SPA) (A-1+/VMIG1)
4,400,000	1.25	07/03/2002	4,400,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
4,685,000	1.23	07/03/2002	4,685,000

			$83,138,000

Oregon—2.9%
Oregon State GO VRDN Series 73-G (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
$28,800,000	1.25%	07/03/2002	$28,800,000
Oregon State GO VRDN Series 73-H (Bayerische Landesbank SPA) (A-1+/VMIG1)
49,200,000	1.25	07/03/2002	49,200,000
Oregon State TANS Series 2002 A (SP-1+/MIG1)
33,500,000	3.25	05/01/2003	33,841,792
Tri-County Metropolitan Transportation District VRDN RB for Interstate Max Project Series 2001 A (Bayerische Landesbank LOC) (A-1+/VMIG1)
14,000,000	1.15	07/05/2002	14,000,000

			$125,841,792

Pennsylvania—2.0%
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt Trust 943804 Class A COPS (AMBAC) (A-1+)
$15,030,000	1.33%	07/05/2002	$15,030,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (A-1/VMIG1)
11,725,000	1.25	07/03/2002	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (A-1/VMIG1)
3,500,000	1.25	07/03/2002	3,500,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (A-1+)
28,540,000	1.25	07/03/2002	28,540,000
Pennsylvania GO Second Series 2001 (AA/Aa2)
7,525,000	4.50	09/16/2002	7,562,663
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Childrens Hospital of Philadelphia Project Series 1992 (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
4,700,000	1.85	07/01/2002	4,700,000
Temple University of Commonwealth Systems Pennsylvania University Funding Obligation (MIG1)
17,400,000	3.00	05/06/2003	17,555,980

			$88,613,643

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico—2.2%
Puerto Rico Government Development Bank (A-1+)
$6,025,000	1.50%	07/24/2002	$6,025,000
13,082,495	1.30	09/20/2002	13,082,495
Puerto Rico TRANS Series 2001 (SP-1+/MIG1)
78,845,000	3.00	07/30/2002	78,895,296

			$98,002,791

Rhode Island—0.1%
Rhode Island Clean Water Protection Finance Agency VRDN PCRB PT 1403 (Merrill Lynch Capital Services SPA) (A-1+)
$5,175,000	1.30%	07/05/2002	$5,175,000

South Carolina—0.9%
South Carolina Public Service Authority (A-1+/P-1)
$25,983,000	1.40%	07/29/2002	$25,983,000
South Carolina State P-Floats-PT 1225 (A-1+)
6,805,000	1.27	07/05/2002	6,805,000
South Carolina TRANS Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (A-1+)
7,000,000	1.33	07/05/2002	7,000,000

			$39,788,000

Tennessee—3.8%
Blount County IDB VRDN PCRB Refunding for ALCOA Series 1992 (A-1)
$2,450,000	1.35%	07/05/2002	$2,450,000
City of Memphis GO CP Series 2001 (A-1+/P-1)
3,000,000	1.25	07/26/2002	3,000,000
13,500,000	1.30	10/07/2002	13,500,000
Knoxville Utilities Board VRDN RB Subordinate Electric System Notes (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
15,320,000	1.85	07/01/2002	15,320,000
Knoxville Utilities Board VRDN RB Subordinate Gas System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
7,750,000	1.85	07/01/2002	7,750,000
Knoxville Utilities Board VRDN RB Subordinate Water System Notes (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
11,175,000	1.85	07/01/2002	11,175,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
36,540,000	1.20	07/05/2002	36,540,000
Metropolitan Government Nashville & Davidson Tennessee VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
37,600,000	1.85	07/01/2002	37,600,000
Sevier County Public Building Authority RB for Local Government Improvement Series 1999 F (AMBAC) (VMIG1)
26,700,000	1.25	07/05/2002	26,700,000
Shelby Eagle Tax-Exempt Trust Series 20004704 Class A COPS (A-1+)
12,000,000	1.33	07/05/2002	12,000,000

			$166,035,000

Texas—14.1%
City of Houston Texas Water & Sewer System CP Notes Series A (A-1+/P-1)
$25,000,000	1.40%	10/08/2002	$25,000,000
23,000,000	1.40	10/10/2002	23,000,000
City of San Antonio Electric & Gas System Series 1997 SG 104 (A-1+)
20,200,000	1.30	07/05/2002	20,200,000
Coastal Bend Health Facilities Development Corp. VRDN Incarnate Word Health System RB Series 1998 B (AMBAC) (Bank One N.A. SPA) (SP-1+/VMIG1)
34,550,000	1.36	07/03/2002	34,550,000
Cypress Fairbanks Texas Independent School District Merlots Series A129 (A-1)
10,000,000	1.37	07/03/2002	10,000,000
Harris County GO VRDN RB Toll Road Series 1994 B (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
19,300,000	1.15	07/03/2002	19,300,000
Harris County GO VRDN RB Toll Road Series 1994 F (A-1+/VMIG1)
20,000,000	1.15	07/03/2002	20,000,000
Harris County GO VRDN RB Toll Road Series 1994 G (A-1+/VMIG1)
24,000,000	1.20	07/03/2002	24,000,000
Harris County GO VRDN RB Toll Road Series 1994 H (Morgan Guaranty Trust SPA) (A-1+/VMIG1)
32,200,000	1.20	07/03/2002	32,200,000
Harris County Health Facilities Development Corp. RB Variable for Methodist Hospital Series 1994 (Morgan Guaranty Trust SPA) (A-1+)
52,575,000	1.85	07/01/2002	52,575,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital Series 1997 (Morgan Guaranty Trust SPA) (A-1+)
$45,205,000	1.85%	07/01/2002	$45,205,000
Harris County Health Facilities Development Corp. VRDN RB for St Luke’s Episcopal Hospital Series 2001 B (A-1+)
36,235,000	1.85	07/01/2002	36,235,000
Houston Texas GO Series C (A-1+/P-1)
5,000,000	1.35	07/26/2002	5,000,000
Red River Texas Education Financing VRDN RB for Texas Christian University Project Series 2000 (VMIG1)
25,300,000	1.20	07/03/2002	25,300,000
Richardson Texas Independent School District GO TRANS Series 2001 (SP-1+)
19,000,000	3.25	08/30/2002	19,023,612
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
6,000,000	1.40	08/19/2002	6,000,000
9,200,000	1.40	08/23/2002	9,200,000
16,000,000	1.45	10/08/2002	16,000,000
San Antonio Water Systems Series 1995 (A-1+/P-1)
8,750,000	1.45	10/09/2002	8,750,000
South Texas Community College District PT 1415 (AMBAC) (Merrill Lynch Capital Services SPA) (A-1+)
6,600,000	1.30	07/05/2002	6,600,000
Texas State TRANS Series 2002 A-L32 (SP-1+/MIG1)
142,850,000	3.75	08/29/2002	143,181,910
Texas Water Development Board RB State Revolving Fund Senior Lien Series 1992 (AAA/Aaa)
6,000,000	5.80	07/15/2002	6,008,417
University of Texas Systems Revenue Finance Systems (A-1+/P-1)
15,500,000	1.40	07/01/2002	15,500,000
7,000,000	1.40	07/09/2002	7,000,000
7,500,000	1.40	07/10/2002	7,500,000
7,500,000	1.45	10/10/2002	7,500,000

			$624,828,939

Utah—2.8%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$19,910,000	1.25%	07/03/2002	$19,910,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,875,000	1.25	07/03/2002	14,875,000
Intermountain Power Agency Series 85E (AMBAC) (A-1+/ VMIG1)
8,200,000	1.40	07/01/2002	8,200,000
State of Utah Highway Bonds Series 1999 C (Toronto Dominion Bank SPA) (A-1+/VMIG1)
59,100,000	1.10	07/05/2002	59,100,000
University of Utah University VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1/VMIG1)
12,620,000	1.20	07/03/2002	12,620,000
Utah Water Finance Agency VRDN RB Series 2002 A1 (JP Morgan Chase Bank SPA) (AMBAC) (VMIG1)
8,445,000	1.35	07/03/2002	8,445,000

			$123,150,000

Virginia—1.4%
Fairfax County Virginia IDA VRDN for Health Care Inova Health Systems Series 2000 (A-1+/VMIG1)
$44,630,000	1.35%	07/03/2002	$44,630,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 A (First Union National Bank SPA) (A-1/VMIG1)
4,460,000	1.85	07/01/2002	4,460,000
Roanoke IDA RB for Roanoke Memorial Hospitals Series 1995 B (First Union National Bank SPA) (A-1/VMIG1)
9,500,000	1.85	07/01/2002	9,500,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (VMIG1)
3,000,000	1.25	07/03/2002	3,000,000

			$61,590,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2002 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington—2.1%
Grant County Public Utility District Eagle Trust Series 20014702 Class A (A-1+)
$8,810,000	1.33%	07/05/2002	$8,810,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch Capital Services SPA) (A-1+)
11,230,000	1.30	07/05/2002	11,230,000
King County Washington Sewer Revenue P-Floats-PT 1433 (A-1+)
9,465,000	1.30	07/05/2002	9,465,000
State of Washington Eagle Tax-Exempt Trust Series 2000 Class A COPS (A-1)
12,000,000	1.33	07/05/2002	12,000,000
Washington Public Power Supply System Nuclear Project No. 1 Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
5,200,000	1.20	07/03/2002	5,200,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (A-1+)
10,060,000	1.33	07/05/2002	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (A-1+)
6,915,000	1.33	07/05/2002	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (A-1+)
6,500,000	1.33	07/05/2002	6,500,000
Washington State GO Series 1995 R-96B (AA+/Aa1)
5,000,000	5.50	07/01/2002	5,000,000
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (A-1+)
8,525,000	1.33	07/05/2002	8,525,000
Washington State GO VRDN PT 1407 (Merrill Lynch Capital Services SPA) (A-1+)
7,545,000	1.30	07/05/2002	7,545,000

			$91,250,000

Wisconsin—1.4%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (A-1)(c)
$10,300,000	1.33%	07/05/2002	$10,300,000
Milwaukee RANS Series 2001 (SP-1+/MIG1)
12,750,000	3.50	08/29/2002	12,771,181
Milwaukee RANS Series 2001 B (SP-1+/MIG1)
9,000,000	3.25	08/29/2002	9,011,391
Southeast Professional Baseball Park District Sales Tax Revenue PT 425 (A-1+)
5,500,000	1.30	07/05/2002	5,500,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Aurora Health Care Series 1999 C (Bank One LOC) (A-1)
18,500,000	1.30	07/03/2002	18,500,000
Wisconsin TRANS Eagle Tax-Exempt Trust Series 981402 Class A (A-1+)
7,615,000	1.33	07/05/2002	7,615,000

			$63,697,572

Wyoming—0.4%
Lincoln County VRDN PCRB Refunding for Exxon Project Series 1984 A (A-1+/P1)
$6,645,000	1.90%	07/01/2002	$6,645,000
Uinta County Wyoming VRDN PCRB for Refunding Chevron USA, Inc. Project Series 1992 (VMIG1)
6,400,000	1.75	07/01/2002	6,400,000
Uinta County Wyoming VRDN PCRB for Refunding Chevron USA, Inc. Project Series 1993 (P-1)
5,700,000	1.75	07/01/2002	5,700,000

			$18,745,000

Total Investments			$4,587,949,979

>	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

________________________________________________________________________________

Investment Abbreviations:
AMBAC —Insured by American Municipal Bond Assurance Corp.
BANS —Bond Anticipation Notes
COPS  —Certificates of Participation
CP    —Commercial Paper
FGIC  —Insured by Financial Guaranty Insurance Co.
FHLMC —Insured by Federal Home Loan Mortgage Corp.
FNMA —Insured by Federal National Mortgage Association
FSA   —Insured by Financial Security Assurance Co.
GO   —General Obligation
IDA   —Industrial Development Authority
IDB   —Industrial Development Bond
IDRB  —Industrial Development Revenue Bond
LOC   —Letter of Credit
MBIA  —Insured by Municipal Bond Investors Assurance
MF Hsg. —Multi-Family Housing
PCRB  —Pollution Control Revenue Bond
RANS —Revenue Anticipation Notes
RB    —Revenue Bond
SPA   —Stand-by-Purchase Agreement
SPI    —Securities Purchase, Inc.
TANS  —Tax Anticipation Notes
TFA   —Transportation Finance Authority
TRANS —Tax Revenue Anticipation Notes
VRDN —Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

	Prime
	Obligations	Money Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$17,056,921,579	$11,104,595,317
Repurchase Agreements	7,276,500,000	1,132,300,000
Cash	87,297	161,528
Receivables:
Investment securities sold	—	—
Interest	34,858,103	30,457,762
Fund shares sold	—	52,192
Reimbursement from adviser	—	—
Other assets	171,993	119,375

Total assets	24,368,538,972	12,267,686,174

Liabilities:
Payables:
Investment securities purchased	3,551,448	99,535,000
Income distribution	16,767,256	7,477,113
Fund shares repurchased	598,972	24,466
Management fee	3,783,173	1,819,220
Accrued expenses and other liabilities	1,271,260	495,417

Total liabilities	25,972,109	109,351,216

Net Assets:
Paid-in capital	24,342,566,863	12,158,334,958
Accumulated net realized gain on investment transactions	—	—

Net assets	$24,342,566,863	$12,158,334,958

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	18,879,911,524	10,988,572,945
FST Select Shares	141,486,341	54,479,216
FST Preferred Shares	1,329,593,866	98,913,344
FST Administration Shares	2,898,623,736	544,049,451
FST Service Shares	1,092,951,396	472,320,002

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	24,342,566,863	12,158,334,958

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

$1,577,731,475	$1,083,689,258	$3,004,545,171	$10,697,282,930	$4,587,949,979
4,180,900,000	—	1,855,900,000	—	—
60,164	52,455	17,145	63,809	4,992,146
—	—	—	—	915,000
19,005,418	—	12,857,324	18,607,598	17,750,410
—	—	5,979	—	38,984
5,046	25,064	—	—	—
32,354	19,531	35,005	8,696	23,746

5,777,734,457	1,083,786,308	4,873,360,624	10,715,963,033	4,611,670,265

—	—	6,798,776	—	192,902,848
3,615,991	894,720	3,719,543	3,845,919	1,553,268
—	—	15,683	886,682	—
875,713	152,774	707,951	1,728,144	630,256
2,422,755	400,844	576,515	545,009	143,712

6,914,459	1,448,338	11,818,468	7,005,754	195,230,084

5,770,819,998	1,082,337,970	4,861,542,156	10,708,957,279	4,416,438,583
—	—	—	—	1,598

$5,770,819,998	$1,082,337,970	$4,861,542,156	$10,708,957,279	$4,416,440,181

$1.00	$1.00	$1.00	$1.00	$1.00

2,778,356,381	888,776,719	2,475,290,509	9,277,342,460	3,916,503,883
86,451,470	1,102	91,301,056	1,109	1,070
509,699,833	55,400,894	884,314,980	58,923,143	287,437,611
1,403,591,877	46,039,528	1,041,463,854	700,890,241	152,707,724
992,720,437	92,119,727	369,171,757	671,800,326	59,788,295

5,770,819,998	1,082,337,970	4,861,542,156	10,708,957,279	4,416,438,583

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest	$287,946,708	$153,901,405

Expenses:
Management fees	29,111,876	15,457,116
Service Share fees	2,946,842	1,142,605
Administration Share fees	3,492,181	766,205
Custodian fees	973,350	636,631
Preferred Share fees	641,688	79,248
Registration fees	62,731	57,641
Select Share fees	21,243	16,469
Professional fees	21,530	21,603
Trustee fees	4,378	4,377
Other	98,684	71,198

Total expenses	37,374,503	18,253,093
Less—expense reductions	(4,970,709)	(2,651,893)

Net expenses	32,403,794	15,601,200

Net investment income	255,542,914	138,300,205

Net realized gain on investment transactions	657,525	69,011

Net increase in net assets resulting from operations	$256,200,439	$138,369,216

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$54,393,154	$9,725,351	$51,734,753	$129,401,168	$29,698,372

5,921,876	1,129,936	5,336,590	13,647,309	4,051,574
2,602,775	234,484	992,630	1,822,937	163,090
1,790,879	73,201	1,289,596	999,571	207,382
325,968	169,856	309,055	540,351	248,085
249,041	23,362	442,825	46,570	94,166
28,896	29,945	39,963	55,694	38,321
7,968	769	14,931	—	—
20,881	20,608	20,857	20,876	20,854
4,376	4,376	4,376	4,380	4,376
48,712	35,281	48,788	69,465	29,807

11,001,372	1,721,818	8,499,611	17,207,153	4,857,655
(457,720)	(265,578)	(969,715)	(1,007,981)	(832,994)

10,543,652	1,456,240	7,529,896	16,199,172	4,024,661

43,849,502	8,269,111	44,204,857	113,201,996	25,673,711

1,452,753	239,470	17,861	525,562	3,433

$45,302,255	$8,508,581	$44,222,718	$113,727,558	$25,677,144

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2002 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$255,542,914	$138,300,205
Net realized gain on investment transactions	657,525	69,011

Net increase in net assets resulting from operations	256,200,439	138,369,216

Distributions to shareholders:
From net investment income
FST Shares	(213,350,306)	(127,907,869)
FST Select Shares	(1,291,041)	(1,045,398)
FST Preferred Shares	(11,191,385)	(1,395,846)
FST Administration Shares	(22,402,137)	(4,921,979)
FST Service Shares	(7,965,570)	(3,098,124)

Total distributions to shareholders	(256,200,439)	(138,369,216)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	110,594,679,110	62,024,389,075
Reinvestment of dividends and distributions	133,859,635	77,382,095
Cost of shares repurchased	(117,037,666,139)	(67,487,024,042)

Net increase (decrease) in net assets resulting from share transactions	(6,309,127,394)	(5,385,252,872)

Total increase (decrease)	(6,309,127,394)	(5,385,252,872)
Net assets:
Beginning of period	30,651,694,257	17,543,587,830

End of period	$24,342,566,863	$12,158,334,958

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$43,849,502	$8,269,111	$44,204,857	$113,201,996	$25,673,711
1,452,753	239,470	17,861	525,562	3,433

45,302,255	8,508,581	44,222,718	113,727,558	25,677,144

(23,845,522)	(7,200,136)	(25,278,363)	(102,387,576)	(23,348,747)
(452,730)	(47,970)	(879,457)	(9)	(7)
(4,028,381)	(349,456)	(7,493,002)	(771,510)	(1,169,046)
(10,586,412)	(393,296)	(7,990,805)	(6,014,715)	(887,996)
(6,389,210)	(517,723)	(2,581,091)	(4,553,748)	(267,915)

(45,302,255)	(8,508,581)	(44,222,718)	(113,727,558)	(25,673,711)

16,234,471,139	3,060,718,565	21,318,824,648	23,177,790,925	10,732,932,081
22,848,110	2,785,461	17,917,241	83,058,743	15,584,178
(17,418,233,473)	(3,437,612,842)	(23,325,258,091)	(28,780,987,757)	(10,152,751,708)

(1,160,914,224)	(374,108,816)	(1,988,516,202)	(5,520,138,089)	595,764,551

(1,160,914,224)	(374,108,816)	(1,988,516,202)	(5,520,138,089)	595,767,984
6,931,734,222	1,456,446,786	6,850,058,358	16,229,095,368	3,820,672,197

$5,770,819,998	$1,082,337,970	$4,861,542,156	$10,708,957,279	$4,416,440,181

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2001

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$877,400,754	$492,222,771
Net realized gain on investment transactions	38,431	194,896

Net increase in net assets resulting from operations	877,439,185	492,417,667

Distributions to shareholders:
From net investment income
FST Shares	(719,917,662)	(448,320,275)
FST Select Shares	(4,265,850)	(1,561,298)
FST Preferred Shares	(29,543,743)	(9,297,581)
FST Administration Shares	(86,085,245)	(18,439,928)
FST Service Shares	(37,626,685)	(14,798,585)

Total distributions to shareholders	(877,439,185)	(492,417,667)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	219,570,965,205	133,799,259,484
Reinvestment of dividends and distributions	432,067,688	297,097,358
Cost of shares repurchased	(205,744,159,005)	(123,512,429,940)

Net increase in net assets resulting from share transactions	14,258,873,888	10,583,926,902

Total increase	14,258,873,888	10,583,926,902
Net assets:
Beginning of year	16,392,820,369	6,959,660,928

End of year	$30,651,694,257	$17,543,587,830

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$184,789,377	$38,640,758	$174,513,564	$513,614,126	$74,605,784
1,069,250	1,693,500	22,042	2,607,671	37,316

185,858,627	40,334,258	174,535,606	516,221,797	74,643,100

(98,396,455)	(30,800,126)	(98,439,147)	(444,936,372)	(70,087,192)
(38,682)	(33,516)	(902,742)	(4,618,570)	(28)
(10,900,878)	(1,371,707)	(23,818,162)	(6,541,739)	(336,070)
(52,926,372)	(6,101,363)	(34,884,872)	(35,095,516)	(2,594,023)
(23,596,240)	(2,027,546)	(16,490,683)	(25,029,600)	(1,588,471)

(185,858,627)	(40,334,258)	(174,535,606)	(516,221,797)	(74,605,784)

47,665,550,394	6,890,031,835	46,365,967,321	65,158,766,623	18,761,134,001
81,629,805	14,860,297	65,625,820	383,290,946	44,661,122
(45,636,131,073)	(6,295,980,579)	(42,681,550,446)	(59,678,626,488)	(17,876,776,729)

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,018,394

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,055,710

4,820,685,096	847,535,233	3,100,015,663	10,365,664,287	2,891,616,487

$6,931,734,222	$1,456,446,786	$6,850,058,358	$16,229,095,368	$3,820,672,197

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2002 (Unaudited)

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. As of June 30, 2002, the Funds offer five classes of shares— FST Shares, FST Select Shares, FST Preferred Shares, FST Administration Shares and FST Service Shares. On August 12, 2002, the Funds began offering a new share class— FST Capital Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates fair value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules.
   At December 31, 2001 (tax year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

		Year of
Fund	Amount	Expiration

Tax-Free Money Market	$1,835	2008

This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Funds which do not specifically relate to an individual Fund are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense.
   Shareholders of FST Select, FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations.

E. Segregation Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians.

3. Agreements

Goldman Sachs Asset Management (“GSAM”), a separate business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), acts as investment adviser (the “Adviser”), pursuant to an Investment Management Agreement (the “Agreement”). Under the Agreement, GSAM, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee, calculated daily and payable monthly, at an annual rate equal to .205% of each Fund’s average daily net assets. For the six months ended June 30, 2002, GSAM has voluntarily agreed to waive a portion of its management fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   GSAM has voluntarily agreed to limit “Other Expenses” of each Fund (excluding management fees, service organization fees, taxes, interest, brokerage commissions, litigation, indemnification, and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .01% of the average daily net assets of each Fund.
   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

   For the six months ended June 30, 2002, the expense reductions were as follows (in thousands):

		Expenses	Custody
	Management	Reimbursed	Fee
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$4,971	—	—	$4,971

Money Market	2,639	—	13	2,652

Treasury Obligations	434	24	—	458

Treasury Instruments	83	183	—	266

Government	911	59	—	970

Federal	999	—	9	1,008

Tax-Free Money Market	692	—	141	833

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.

4. Select, Preferred, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Administration and FST Service Shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended June 30, 2002, the Funds did not have any borrowings under this facility.

6. Joint Repurchase Agreement Accounts

The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
   At June 30, 2002, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following joint repurchase agreement account I, which equaled $534,500,000, $236,200,000, $1,770,400,000 and $140,200,000 in principal amount, respectively. At June 30, 2002, the repurchase agreements held in this joint repurchase agreement account I were fully collateralized by U.S. Treasury obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

JPM Securities, Inc.
$1,200,000,000	1.88%	07/01/2002	$1,200,000,000	$1,200,188,000
Morgan Stanley
820,000,000	1.88	07/01/2002	820,000,000	820,128,467
Salomon Smith Barney
810,200,000	1.88	07/01/2002	810,200,000	810,326,931
UBS Warburg LLC
1,300,000,000	1.90	07/01/2002	1,300,000,000	1,300,205,833

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT I			$4,130,200,000	$4,130,849,231

At June 30, 2002, the Prime Obligations, Money Market, and Government Funds had undivided interests in the repurchase agreements in the following joint repurchase agreement account II which equaled $6,200,000,000, $700,000,000 and $1,120,000,000, respectively, in principal amount. At June 30, 2002, the following repurchase agreements held in this joint repurchase agreement account II were fully collateralized by Federal Agency obligations.

Repurchase Agreements

Principal	Interest	Maturity	Amortized	Maturity
Amount	Rate	Date	Cost	Value

Banc of America Securities LLC
$800,000,000	1.98%	07/01/2002	$800,000,000	$800,132,000
Barclays Capital, Inc.
500,000,000	1.96	07/01/2002	500,000,000	500,081,667
Bear Stearns Companies, Inc.
500,000,000	1.97	07/01/2002	500,000,000	500,082,083
C. S. First Boston Corp.
1,000,000,000	1.95	07/01/2002	1,000,000,000	1,000,162,500
Greenwich Capital Markets
500,000,000	1.98	07/01/2002	500,000,000	500,082,500
JPM Securities, Inc.
1,500,000,000	1.96	07/01/2002	1,500,000,000	1,500,245,000
Lehman Brothers
500,000,000	1.97	07/01/2002	500,000,000	500,082,083
Morgan Stanley
2,000,000,000	1.94	07/01/2002	2,000,000,000	2,000,323,333
Salomon Smith Barney
1,600,000,000	1.97	07/01/2002	1,600,000,000	1,600,262,667
UBS Warburg LLC
1,973,100,000	1.97	07/01/2002	1,973,100,000	1,973,423,917

TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT II			$10,873,100,000	$10,874,877,750

7. Other Matters

Pursuant to Securities and Exchange Commission exemptive orders, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share)

Share activity for the six months ended June 30, 2002 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	89,747,461,533	56,975,225,290
Reinvestment of dividends and distributions	114,336,157	71,149,906
Shares repurchased	(96,411,329,228)	(61,967,196,838)

	(6,549,531,538)	(4,920,821,642)

FST Select Shares:
Shares sold	954,259,947	673,562,278
Reinvestment of dividends and distributions	822,361	496,979
Shares repurchased	(1,003,088,090)	(921,377,100)

	(48,005,782)	(247,317,843)

FST Preferred Shares:
Shares sold	3,952,507,595	251,330,029
Reinvestment of dividends and distributions	7,311,878	1,343,212
Shares repurchased	(3,633,639,248)	(347,774,491)

	326,180,225	(95,101,250)

FST Administration Shares:
Shares sold	10,705,055,743	3,263,340,046
Reinvestment of dividends and distributions	6,973,318	3,148,851
Shares repurchased	(10,617,203,870)	(3,368,027,326)

	94,825,191	(101,538,429)

FST Service Shares:
Shares sold	5,235,394,292	860,931,432
Reinvestment of dividends and distributions	4,415,921	1,243,147
Shares repurchased	(5,372,405,703)	(882,648,287)

	(132,595,490)	(20,473,708)

Net increase (decrease) in shares	(6,309,127,394)	(5,385,252,872)

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

7,185,212,079	2,518,224,269	8,224,722,212	18,870,035,644	9,877,110,183
13,543,788	2,105,892	7,382,259	78,558,273	15,052,078
(8,405,675,185)	(2,792,797,897)	(9,958,399,860)	(23,824,622,970)	(9,563,689,753)

(1,206,919,318)	(272,467,736)	(1,726,295,389)	(4,876,029,053)	328,472,508

65,959,009	117,573,622	189,759,854	—	—
452,730	20,284	776,175	9	7
(50,000,000)	(129,645,089)	(150,844,502)	—	—

16,411,739	(12,051,183)	39,691,527	9	7

2,485,873,865	85,996,371	8,884,876,472	303,962,166	416,835,630
466,460	302,285	6,128,861	311,507	296,266
(2,182,080,983)	(81,458,599)	(8,857,633,002)	(372,265,306)	(147,416,368)

304,259,342	4,840,057	33,372,331	(67,991,633)	269,715,528

3,315,281,306	81,260,656	2,965,007,413	1,589,343,766	208,634,734
2,948,424	239,123	3,011,402	2,059,423	119,418
(3,430,374,663)	(152,549,563)	(3,096,248,916)	(2,024,936,717)	(202,667,414)

(112,144,933)	(71,049,784)	(128,230,101)	(433,533,528)	6,086,738

3,182,144,880	257,663,647	1,054,458,697	2,414,449,349	230,351,534
5,436,708	117,877	618,544	2,129,531	116,409
(3,350,102,642)	(281,161,694)	(1,262,131,811)	(2,559,162,764)	(238,978,173)

(162,521,054)	(23,380,170)	(207,054,570)	(142,583,884)	(8,510,230)

(1,160,914,224)	(374,108,816)	(1,988,516,202)	(5,520,138,089)	595,764,551

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2002 (Unaudited)

8. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity for the year ended December 31, 2001 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	183,660,478,803	124,237,059,838
Reinvestment of dividends and distributions	353,934,911	269,086,056
Shares repurchased	(171,361,971,066)	(114,551,613,791)

	12,652,442,648	9,954,532,103

FST Select Shares:
Shares sold	1,632,958,066	1,332,633,974
Reinvestment of dividends and distributions	3,418,329	1,129,951
Shares repurchased	(1,517,703,925)	(1,054,562,042)

	118,672,470	279,201,883

FST Preferred Shares:
Shares sold	5,899,414,390	1,621,214,812
Reinvestment of dividends and distributions	20,543,759	8,977,629
Shares repurchased	(5,371,427,296)	(1,599,957,026)

	548,530,853	30,235,415

FST Administration Shares:
Shares sold	19,101,123,251	4,707,467,913
Reinvestment of dividends and distributions	32,054,446	11,550,026
Shares repurchased	(18,414,123,931)	(4,494,927,656)

	719,053,766	224,090,283

FST Service Shares:
Shares sold	9,276,990,695	1,900,882,947
Reinvestment of dividends and distributions	22,116,243	6,353,696
Shares repurchased	(9,078,932,787)	(1,811,369,425)

	220,174,151	95,867,218

Net increase in shares	14,258,873,888	10,583,926,902

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

26,360,842,569	5,412,478,095	30,181,338,532	51,632,505,915	17,669,435,408
43,383,922	7,787,068	28,446,090	358,775,553	43,241,485
(24,912,401,271)	(4,993,447,174)	(27,867,464,632)	(46,134,698,002)	(16,817,779,999)

1,491,825,220	426,817,989	2,342,319,990	5,856,583,466	894,896,894

70,000,000	62,051,192	139,402,705	3,989,607,185	—
38,674	13,792	772,869	42	27
—	(50,013,753)	(99,813,386)	(3,989,607,185)	—

70,038,674	12,051,231	40,362,188	42	27

5,766,583,022	50,589,634	7,300,048,531	1,120,254,903	177,034,105
2,010,861	1,367,195	21,444,468	4,448,502	159,046
(5,834,541,047)	(3,776,119)	(6,831,660,765)	(1,142,788,948)	(178,039,390)

(65,947,164)	48,180,710	489,832,234	(18,085,543)	(846,239)

9,368,925,796	719,061,144	5,267,976,114	3,784,754,610	387,023,337
18,052,941	4,720,853	11,761,991	10,738,541	376,196
(9,250,970,173)	(649,226,101)	(4,705,081,515)	(3,685,253,418)	(349,115,232)

136,008,564	74,555,896	574,656,590	110,239,733	38,284,301

6,099,199,007	645,851,770	3,477,201,439	4,631,644,010	527,641,151
18,143,407	971,389	3,200,402	9,328,308	884,368
(5,638,218,582)	(599,517,432)	(3,177,530,148)	(4,726,278,935)	(531,842,108)

479,123,832	47,305,727	302,871,693	(85,306,617)	(3,316,589)

2,111,049,126	608,911,553	3,750,042,695	5,863,431,081	929,018,394

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.92%	$18,879,912	0.18	%(c)	1.85	%(c)	0.22	%(c)	1.81	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.91	141,486	0.21	(c)	1.82	(c)	0.25	(c)	1.78	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.87	1,329,594	0.28	(c)	1.74	(c)	0.32	(c)	1.70	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.80	2,898,624	0.43	(c)	1.60	(c)	0.47	(c)	1.56	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.67	1,092,951	0.68	(c)	1.35	(c)	0.72	(c)	1.31	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18		3.87		0.23		3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21		3.41		0.26		3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28		3.72		0.33		3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18		6.32		0.22		6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68		5.81		0.72		5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	219,711	0.28		4.87		0.33		4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91	1,051,831	0.43		4.88		0.48		4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65	690,741	0.68		4.60		0.73		4.55

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	5,831,773	0.18		5.39		0.24		5.33
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	132,558	0.28		5.26		0.34		5.20
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	331,196	0.43		5.14		0.49		5.08
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	336,205	0.68		4.89		0.74		4.83

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.60	3,867,739	0.18		5.46		0.23		5.41
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.50	152,767	0.28		5.38		0.33		5.33
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.34	241,607	0.43		5.22		0.48		5.17
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.08	176,133	0.68		4.97		0.73		4.92

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.92%	$10,988,573	0.18	%(c)	1.86	%(c)	0.22	%(c)	1.82	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.91	54,479	0.21	(c)	1.90	(c)	0.25	(c)	1.86	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.87	98,913	0.28	(c)	1.76	(c)	0.32	(c)	1.72	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.80	544,050	0.43	(c)	1.61	(c)	0.47	(c)	1.57	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.67	472,320	0.68	(c)	1.35	(c)	0.72	(c)	1.31	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21		3.79		0.26		3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28		4.22		0.33		4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68		3.52		0.73		3.47

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18		6.25		0.22		6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68		5.78		0.72		5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	241,179	0.28		4.99		0.32		4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92	403,602	0.43		4.81		0.47		4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66	305,972	0.68		4.53		0.72		4.49

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.55	4,995,782	0.18		5.40		0.23		5.35
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.45	93,218	0.28		5.30		0.33		5.25
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.29	399,474	0.43		5.16		0.48		5.11
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	5.03	496,520	0.68		4.86		0.73		4.81

1997-FST Shares	1.00	0.06	(0.06)	1.00	5.63	4,346,519	0.18		5.50		0.23		5.45
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.53	20,258	0.28		5.44		0.33		5.39
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.37	221,256	0.43		5.26		0.48		5.21
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.11	316,304	0.68		4.99		0.73		4.94

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.86%	$2,778,356	0.20	%(c)	1.68	%(c)	0.22	%(c)	1.66	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.85	86,452	0.23	(c)	1.66	(c)	0.25	(c)	1.64	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.81	509,700	0.30	(c)	1.56	(c)	0.32	(c)	1.54	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.74	1,403,592	0.45	(c)	1.43	(c)	0.47	(c)	1.41	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.61	992,720	0.70	(c)	1.18	(c)	0.72	(c)	1.16	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20		3.66		0.23		3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23		1.83		0.26		1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30		4.06		0.33		4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45		3.54		0.48		3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70		3.09		0.73		3.06

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18		6.04		0.23		5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68		5.55		0.73		5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88	2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78	297,925	0.28		4.67		0.33		4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62	1,157,825	0.43		4.53		0.48		4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36	569,993	0.68		4.28		0.73		4.23

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.40	3,521,389	0.18		5.22		0.23		5.17
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.29	285,240	0.28		5.20		0.33		5.15
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.14	1,080,454	0.43		4.94		0.48		4.89
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.87	501,619	0.68		4.69		0.73		4.64

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.50	2,217,943	0.18		5.36		0.23		5.31
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.40	245,355	0.28		5.32		0.33		5.27
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.24	738,865	0.43		5.12		0.48		5.07
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	4.98	312,991	0.68		4.87		0.73		4.82

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total		of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.80	%(d)	$888,777	0.20	%(c)	1.56	%(c)	0.25	%(c)	1.51	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.78	(d)	1	0.23	(c)	1.82	(c)	0.28	(c)	1.77	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.75	(d)	55,401	0.30	(c)	1.45	(c)	0.35	(c)	1.40	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.67	(d)	46,039	0.45	(c)	1.31	(c)	0.50	(c)	1.26	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.55	(d)	92,120	0.70	(c)	1.06	(c)	0.75	(c)	1.01	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79		1,161,245	0.20		3.52		0.26		3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75		12,052	0.23		1.91		0.29		1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68		50,561	0.30		3.32		0.36		3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53		117,089	0.45		3.22		0.51		3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27		115,500	0.70		3.01		0.76		2.95

2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90		734,427	0.18		5.80		0.28		5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	(d)	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79		2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64		42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38		68,194	0.68		5.18		0.78		5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60		428,732	0.18		4.51		0.24		4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49		208	0.28		4.53		0.34		4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34		67,748	0.43		4.29		0.49		4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08		42,095	0.68		4.07		0.74		4.01

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.05		822,207	0.18		4.74		0.29		4.63
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		2	0.28		4.68		0.39		4.57
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		23,676	0.43		4.62		0.54		4.51
1998-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		17,128	0.68		4.37		0.79		4.26

For the Period Ended December 31,
1997-FST Shares (commenced March 3)	1.00	0.04	(0.04)	1.00	5.25	(c)	496,419	0.18	(c)	5.09	(c)	0.29	(c)	4.98	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.13	(c)	2	0.28	(c)	5.00	(c)	0.39	(c)	4.89	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	4.99	(c)	4,159	0.43	(c)	4.84	(c)	0.54	(c)	4.73	(c)
1997-FST Service Shares (commenced March 5)	1.00	0.04	(0.04)	1.00	4.71	(c)	20,177	0.68	(c)	4.62	(c)	0.79	(c)	4.51	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.89%	$2,475,290	0.18	%(c)	1.81	%(c)	0.22	%(c)	1.77	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.88	91,301	0.21	(c)	1.77	(c)	0.25	(c)	1.73	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.84	884,315	0.28	(c)	1.69	(c)	0.32	(c)	1.65	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.77	1,041,464	0.43	(c)	1.55	(c)	0.47	(c)	1.51	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.64	369,172	0.68	(c)	1.30	(c)	0.72	(c)	1.26	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21		3.15		0.27		3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28		3.68		0.34		3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68		3.17		0.74		3.11

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18		6.14		0.23		6.09
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28		6.19		0.33		6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43		5.93		0.48		5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68		5.60		0.73		5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03	2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93	181,155	0.28		4.81		0.32		4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77	519,266	0.43		4.67		0.47		4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51	435,192	0.68		4.35		0.72		4.31

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.46	1,563,875	0.18		5.32		0.23		5.27
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.36	245,628	0.28		5.15		0.33		5.10
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.20	407,363	0.43		5.06		0.48		5.01
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.94	699,481	0.68		4.83		0.73		4.78

1997-FST Shares	1.00	0.05	(0.05)	1.00	5.54	1,478,539	0.18		5.41		0.24		5.35
1997-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.43	7,147	0.28		5.34		0.34		5.28
1997-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.28	299,804	0.43		5.15		0.49		5.09
1997-FST Service Shares	1.00	0.05	(0.05)	1.00	5.02	580,200	0.68		4.91		0.74		4.85

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

												Ratios assuming no
												expense reductions

										Ratio of net				Ratio of net
	Net asset			Net asset			Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,			end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total		of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)		(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.87	%(d)	$9,277,343	0.20	%(c)	1.74	%(c)	0.22	%(c)	1.72	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.85	(d)	1	0.23	(c)	1.64	(c)	0.25	(c)	1.62	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.82	(d)	58,923	0.30	(c)	1.65	(c)	0.32	(c)	1.63	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.74	(d)	700,890	0.45	(c)	1.50	(c)	0.47	(c)	1.48	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.62	(d)	671,800	0.70	(c)	1.24	(c)	0.72	(c)	1.22	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05		14,153,371	0.20		3.87		0.22		3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02		1	0.23		3.59		0.25		3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95		126,915	0.30		3.76		0.32		3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79		1,134,424	0.45		3.75		0.47		3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53		814,384	0.70		3.43		0.72		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26		8,296,788	0.20		6.16		0.23		6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	(d)	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16		145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00		1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74		899,691	0.70		5.61		0.73		5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05		4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94		186,590	0.28		5.05		0.33		5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79		789,529	0.43		4.71		0.48		4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53		478,635	0.68		4.46		0.73		4.41

1998-FST Shares	1.00	0.05	(0.05)	1.00	5.41		2,346,254	0.18		5.24		0.24		5.18
1998-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.31		26,724	0.28		5.20		0.34		5.14
1998-FST Administration Shares	1.00	0.05	(0.05)	1.00	5.15		690,084	0.43		5.02		0.49		4.96
1998-FST Service Shares	1.00	0.05	(0.05)	1.00	4.89		321,124	0.68		4.78		0.74		4.72

For the Period Ended December 31,
1997-FST Shares (commenced February 28)	1.00	0.05	(0.05)	1.00	5.51	(c)	1,125,681	0.18	(c)	5.39	(c)	0.27	(c)	5.30	(c)
1997-FST Preferred Shares (commenced May 30)	1.00	0.03	(0.03)	1.00	5.43	(c)	194,375	0.28	(c)	5.26	(c)	0.37	(c)	5.17	(c)
1997-FST Administration Shares (commenced April 1)	1.00	0.04	(0.04)	1.00	5.27	(c)	625,334	0.43	(c)	5.15	(c)	0.52	(c)	5.06	(c)
1997-FST Service Shares (commenced March 25)	1.00	0.04	(0.04)	1.00	5.00	(c)	228,447	0.68	(c)	4.78	(c)	0.77	(c)	4.69	(c)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2002-FST Shares	$1.00	$0.01	$(0.01)	$1.00	0.66%	$3,916,508	0.18	%(c)	1.32	%(c)	0.22	%(c)	1.28	%(c)
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	0.64	1	0.21	(c)	1.51	(c)	0.25	(c)	1.47	(c)
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	0.61	287,435	0.28	(c)	1.24	(c)	0.32	(c)	1.20	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	0.53	152,708	0.43	(c)	1.07	(c)	0.47	(c)	1.03	(c)
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.41	59,788	0.68	(c)	0.82	(c)	0.72	(c)	0.78	(c)

For the Years Ended December 31,
2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21		2.73		0.26		2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28		2.45		0.33		2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18		3.93		0.23		3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68		3.46		0.73		3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13	1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03	31,359	0.28		2.99		0.32		2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88	127,967	0.43		2.81		0.47		2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62	69,465	0.68		2.61		0.72		2.57

1998-FST Shares	1.00	0.03	(0.03)	1.00	3.34	1,456,002	0.18		3.28		0.23		3.23
1998-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.24	20,882	0.28		3.17		0.33		3.12
1998-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.08	146,800	0.43		3.04		0.48		2.99
1998-FST Service Shares	1.00	0.03	(0.03)	1.00	2.83	50,990	0.68		2.77		0.73		2.72

1997-FST Shares	1.00	0.04	(0.04)	1.00	3.54	939,407	0.18		3.50		0.24		3.44
1997-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.43	35,152	0.28		3.39		0.34		3.33
1997-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.28	103,049	0.43		3.27		0.49		3.21
1997-FST Service Shares	1.00	0.03	(0.03)	1.00	3.02	42,578	0.68		3.01		0.74		2.95

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds’ Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Gary D. Black, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT
Investment Adviser

FSQ/ SAR 6/02	Goldman Sachs Funds 32 Old Slip New York, NY 10005